As filed with the Securities and Exchange Commission on February 24, 2003
                                                     1933 Act File No. 002-87336
                                                      1940 Act File No. 811-3883

------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / /

                         Pre-Effective Amendment No. __                  / /
                         Post-Effective Amendment No. 32                 /X/
                                                      --
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                  / /

                                Amendment No. 34                         /X/
                                              --
                    FLAG INVESTORS COMMUNICATIONS FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


       Registrant's Telephone Number, including Area Code: (800) 638-2596

                                One South Street
                            Baltimore, Maryland 21202
                                 (410) 895-5000

Daniel O. Hirsch                                    Mary Carty, Esq.
Flag Investors Communications Fund, Inc.            Willkie, Farr & Gallagher
One South Street                                    787 Seventh Avenue
Baltimore, Maryland 21202                           New York, New York 10019
(Name and address of agent for service)             (Copies of Documents)


 It is proposed that this filing will become effective (check appropriate box):

/ /         Immediately upon filing pursuant to paragraph (b)
/ /         60 days after filing pursuant to paragraph (a) (1)
/ /         75 days after filing pursuant to paragraph (a) (2)
/X/         On March 1, 2003 pursuant to paragraph (b)
/ /         On _____________ pursuant to paragraph (a) (1)
/ /         On _____________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                     SCUDDER
                                                                     INVESTMENTS


                              Sector Specific Funds II

                              Institutional Class

Prospectus


--------------------------------------------------------------------------------
                             February 25, 2003
--------------------------------------------------------------------------------


                             Scudder Flag Investors Communications Fund

                             Scudder RREEF Real Estate Securities Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

   How the Funds Work                   How to Invest in the Funds

     4  Scudder Flag Investors           25  Buying and Selling
        Communications Fund                  Institutional Class Shares

    11  Scudder RREEF Real Estate        30  Policies You Should Know
        Securities Fund                      About

    18  Other Policies and Risks         36  Understanding Distributions
                                             and Taxes
    19  Who Manages and Oversees
        the Fund

    23  Financial Highlights

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

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                                                         Institutional Class

                                         fund number     532

Scudder Flag Investors Communications Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The Fund seeks to maximize total return.

The Fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments for the Fund, the Advisors emphasize investment in companies offering products and services that support both traditional communications and facilitate new informationbased applications. Examples of such companies are companies that offer out-sourced communications billing and tele-services products or network computing technology that supports basic Internet functionality, such as web-site operations for electronic commerce and other Internet-based applications. The Advisors believe that worldwide telecommunications market expansion will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, the Advisors believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return.

Under normal circumstances, the Fund will invest at least 80% of its assets, at the time the security is purchased, in securities of companies in the communications field. The Fund normally focuses on the securities of companies that are engaged in the research, development, manufacture or sale of communications services, technology, equipment or products.

The Fund may also invest in convertible securities rather than investing in a company's common stock and in bonds and short-term cash equivalents. Convertible securities are bonds or preferred stocks that give purchasers the right to exchange the convertible security for a specified number of shares of a company's common stock at specified prices within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right.

The Fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States.

The Advisors follow an investment philosophy referred to as "flexible value." The Advisors look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research and valuation flexibility, without rigid constraints.

The Advisors believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, the Advisors tend to focus on individual companies.

Factors the Advisors assess may include:

o    Management team

o    Market position

o    Business strategy

o    Catalysts for change

o    Attractive valuation

o    Attention to shareholder interests

The Advisors concentrate investments in those stocks that they believe offer the best potential return relative to possible risks. The Advisors retain investment positions for as long as the business fundamentals remain favorable and the valuations do not become excessive. The Advisors will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.

Temporary Defensive Position. The Advisors may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Advisors may invest in money market instruments and other investment grade income producing securities, investments that would not ordinarily be consistent with the Fund's objectives. To the extent the advisors might adopt such a position and over the course of its duration, the Fund may not meet its goal of maximizing total return. The Advisors would follow such a strategy only if they reasonably believe the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

The Main Risks of Investing in the Fund


Primary Risk

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Style Risk. As with any investment strategy, the "flexible value" strategy used in managing the Fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisors overestimate the value or return potential of one or more common stocks, the Fund may underperform the general equity market.

Concentration Risk. The Fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the Fund's performance.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the Fund's portfolio will decline in value.

Diversification Risk. The Fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund was diversified.

Foreign Investment Risk. To the extent that the Fund holds companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. Finally, the currency of the country in which the Fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

You should consider investing in the fund if you are seeking total return over the long term and you are willing to accept the short-term and long-term risks and uncertainties of investing in the common stocks of companies in the communications field. There is, of course, no guarantee that the fund will realize its goal.

Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. These procedures involve the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued the securities too highly, you may end up paying too much for the Fund shares when you buy into the Fund. If the Fund underestimates their prices, you may not receive the full market value for your Fund shares when you sell.

The Fund's Performance History

Scudder Flag Investors Communications Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999       45.88
2000      -34.37
2001      -29.39
2002        0


2002 Total Return as of __________: ____%

For the periods included in the bar chart:
Best Quarter: ____%, Q____            Worst Quarter: ____%, Q____

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment                    None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                            %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                        None
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses
--------------------------------------------------------------------------------


*

Based on the costs above, this example helps you compare this fund's Institutional Class shares expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class            $              $              $             $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           Institutional Class

                                           fund number     595


Scudder RREEF Real Estate Securities Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The Fund's investment objective is long-term capital appreciation and current income.

The Fund invests primarily in real estate securities. Under normal circumstances, the Fund intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

The advisor looks for real estate securities it believes will provide superior returns to the Fund over the long term, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.


OTHER INVESTMENTS. When the advisor believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing stock index futures which prohibits leverage of the Fund's assets by investing in a derivative security. For example, the advisor cannot invest in a derivative security if it would be possible for the Fund to lose more money than it invested.

To find these issuers, the advisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, the advisor uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the advisor believes will be the most profitable to the Fund over the long term. The advisor also considers the effect of the real estate securities markets in general when making investment decisions. The advisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The Fund may realize some short-term gains or losses if the advisor chooses to sell a security. The advisor may choose to sell a security for a variety of reasons, but typically the advisor will sell if it believes that one or more of the following is true:

o    a security is not fulfilling its investment purpose;

o    a security has reached its optimum valuation; or

o    a particular company or general economic conditions have changed

Based on its recent practices, the advisor expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

The Main Risks of Investing in the Funds


Loss of money is a risk of investing in the Fund.

The value of the Fund's shares depends on the value of the stocks and other securities it owns. The market value of the individual securities the Fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.


As with all funds, at any given time the value of your shares of the Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. There are three principal risks of investing in the Fund: market risk, concentrated portfolio risk and company risk.

o Market Risk. The market value of the shares of common stock in the Fund's portfolio can change rapidly and unpredictably in response to various events and conditions (i.e., political or economic events) having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the Fund's style, the Fund's gains may be smaller or its losses greater than those of equity Funds with different styles.

o Concentrated Portfolio Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

o    declines in property values;

o increases in property taxes, operating expenses, interest rates or competition;

o    overbuilding;

o    zoning changes; and

o    losses from casualty or condemnation


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This Fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.

o Company Risk. The price of common stock will vary with the success and failure of its issuer. The Fund is classified as a "non-diversified" investment company, which means that the Fund may invest in the securities of relatively few issuers. Therefore, the performance of the companies in which the Fund invests will determine to a large degree the Fund's performance.

Under adverse market conditions, or other extraordinary economic or market conditions, the Fund may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities and repurchase agreements. Taking a temporary defensive position is not required and may be impossible under certain market conditions. It also might prevent the Fund from pursuing or achieving its investment objective.

The Fund's Performance History


While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The inception date for Institutional Class shares is December 1, 1999. Performance figures are the historical performance of this share class (formerly "RREEF Class A," renamed Scudder RREEF Institutional Class on September 3,
2002).

The bar chart shows how the performance for the Fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table on the next page shows how the performance for the Fund's Institutional Class shares compares with a broad-based market index (which, unlike the Fund, does not have any fees or expenses). The performance of both the Fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder RREEF Real Estate Securities Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year               Institutional Class
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000       29.23
2001       14.32
2002        0


2002 Total Return as of _______: ____%

For the periods included in the bar chart:
Best Quarter: ____%, Q____                 Worst Quarter: ____%, Q____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                             1 Year           Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Wilshire REIT Index, a market cap index of equity securities issued by equity REITs.

*  Since December 1, 1999.

For more recent performance information, call your service agent or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment               None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from Fund assets
--------------------------------------------------------------------------------
Management Fee*                                                       %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   None
--------------------------------------------------------------------------------
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Operating Expenses
(before fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements**
--------------------------------------------------------------------------------
Net Total Annual Operating Expenses
--------------------------------------------------------------------------------

* The expense information in the table has been restated to reflect current fees and expenses.

** Until August 30, 2004, the advisor has contractually agreed to maintain the expenses of Institutional Class shares at no more than 1.00% of average daily net assets.

Based on the costs above, this example helps you compare the expenses of Institutional Class shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example***                  1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class              $             $              $              $
--------------------------------------------------------------------------------


*** For the first 24 months, the expense example takes into account fee waivers and/or expense reimbursements.

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change each fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to the fund's 80% investment policy as described herein.

o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that each fund would not be pursuing its goal.

o Certain funds may trade securities actively. This could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments. With derivatives, there is a risk that they could produce disproportionate losses.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor and sub-advisor

Scudder Flag Investors Communications Fund

Investment Company Capital Corp. (`ICCC' or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management (`ABIM' or the `Sub-Advisor') is the sub-advisor for Scudder Flag Investors Communications Fund. ICCC is also the investment advisor to other mutual funds in the Scudder family of funds. As of March 31, 2002, funds managed by ICCC totaled approximately $9.6 billion in net assets. ABIM is a registered investment advisor with approximately $8.85 billion under management as of March 31, 2002. ABIM is a limited partnership, owned by J. Dorsey Brown and Buppert, Behrens & Owen, Inc., a company organized by three employees of ABIM.

ICCC is responsible for supervising and managing all of the Fund's operations, including overseeing the activities of ABIM. ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services for the fiscal year ended December 31, 2001, ICCC received from the Fund a fee equal to 0.77% of the Fund's average daily net assets. ICCC compensates ABIM out of its advisory fee. ICCC, in its capacity as the Advisor and Administrator, has contractually agreed to waive 0.15% of the Fund's average daily net assets until at least April 30, 2003.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance.

ICCC's and ABIM's address is One South Street, Baltimore, Maryland 21202.

The investment advisor

Scudder RREEF Real Estate Securities Fund

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for Scudder RREEF Real Estate Securities Fund. Under the supervision of the Board of Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the funds and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Prior to September 3, 2002, RREEF America L.L.C. ("RREEF") served as investment advisor for the Fund. For the services it provided to the Fund, for the most recent fiscal year, RREEF received a management fee of 1.00% of the Fund's average daily net assets. RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment adviser of real estate securities since 1993. RREEF employs over 600 real estate professionals nationwide and managed $18.1 billion of assets as of June 30, 2002. On April 23, 2002, Deutsche Bank AG acquired RoPRO US Holding Inc., the parent company of RREEF.

Effective September 3, 2002, the advisor receives a management fee from the Fund, payable monthly, in the amount of 0.65% of the Fund's average daily net assets.

Investment Company Capital Corporation (the "Transfer Agent"), an indirect wholly-owned subsidiary of Deutsche Bank AG, serves as the Fund's Administrator and Transfer Agent.

The portfolio managers

The following people handle the day-to-day management of the fund.


Scudder Flag Investors                    Scudder RREEF Real Estate
Communications Fund                       Securities Fund

  Bruce E. Behrens                          Karen J. Knudson
  Co-Manager (New York)                     Portfolio Manager (Chicago)
  o   33 years of investment industry       o   21 years of real estate
      experience                                experience
  o   MBA, University of Michigan           o   MBA, University of California at
                                                Berkeley.
  Patrick O'Brien
  Co-Manager (New York)                     John F. Robertson
  o   20 years of investment industry       Portfolio Manager (Chicago)
      experience.                           o   Several years of investment
  o   MBA, Columbia University                  industry experience
                                            o   MBA, Indiana University: CFA

                                            John W. Vojticek Portfolio Manager
                                            (Chicago)
                                            o   6 years of real estate
                                                experience o Bachelors Degree,
                                                University of Southern
                                                California

                                            Mark D. Zeisloft
                                            Portfolio Manager (Chicago)
                                            o   More than 12 years of investment
                                                industry experience.
                                            o   MBA, University of Chicago.

Financial Highlights

The table below provides a picture of the Institutional Class' financial performance since the commencement of operations. Certain information presented reflects results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by _______________, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Transfer Agent at 1-800-621-1048.

Scudder Flag Investors Communications Fund

Scudder RREEF Real Estate Securities Fund

  How to Invest in the Funds

  The following pages tell you how to invest in the funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a service agent -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your service agent may have its own policies or instructions, and you should follow those.

Buying and Selling Institutional Class Shares

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("service agent"). Contact them for details on how to enter and pay for your order. The funds' advisor or administrator may provide compensation to service agents for distribution, administrative and promotional services. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Transfer Agent. Your purchase order may not be accepted if the funds withdraw the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the funds' shareholders.

Eligibility requirements

You may buy Institutional Shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o    An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o    A client of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares in the funds.

Investment minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or Scudder funds purchasing shares for the accounts of their investment advisory clients.

o    Employee benefit plans with assets of at least $50 million.

o    Clients of the private banking division of Deutsche Bank AG.

o A current or former director or trustee of the Deutsche or Scudder mutual funds, an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds.

The funds and their service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

How to contact the Transfer Agent

--------------------------------------------------------------------------------
By Phone:           (800) 621-1048
--------------------------------------------------------------------------------
First Investments   Investment Company Capital Corporation
By Mail:            c/o Scudder Investments
                    P.O. Box 219356
                    Kansas City, MO 64121-9356
--------------------------------------------------------------------------------
Additional          Investment Company Capital Corporation
Investments By      c/o Scudder Investments
Mail:               P.O. Box 219154
                    Kansas City, MO 64121-9154
--------------------------------------------------------------------------------
By Overnight Mail:  Investment Company Capital Corporation
                    c/o Scudder Investments
                    811 Main Street
                    Kansas City, MO 64105-2005
--------------------------------------------------------------------------------
By Fax (for         (800) 821-6234
exchanging and
selling shares
only):
--------------------------------------------------------------------------------


You can reach ScudderACCESS, the Scudder automated information line, 24 hours a day, 7 days a week by calling (800) 972-3060.

How to open your fund account

--------------------------------------------------------------------------------
MAIL:               Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Transfer Agent.) Mail the completed application along with a check payable to Flag Investors
                    Communications Fund -- Institutional Class -- 532  to
                    Investment Company Capital Corp. c/o Scudder Investments.
                    The addresses shown under "How to contact the Transfer
                    Agent."
--------------------------------------------------------------------------------
WIRE:               Call the Transfer Agent to set up a wire account.
--------------------------------------------------------------------------------

Please note that your account cannot become activated until we receive a completed application.

How to buy and sell shares

MAIL:

Buying: Send your check, payable to "Scudder Flag Investors Communications Fund -- Institutional Class --532," or "Scudder RREEF Real Estate Securities Fund -- Institutional Class -- 595" to Transfer Agent. The addresses are shown above under `How to contact the Transfer Agent.' Be sure to include the Fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to `Scudder Funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Transfer Agent with your name, your Fund number and account number, the Fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $250,000 worth of shares in your account to keep it open. Unless exchanging into another Scudder fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Transfer Agent at (800) 621-1048 to notify us in advance of a wire transfer purchase. Inform the Transfer Agent representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm (Eastern time) the next business day following your purchase.

--------------------------------------------------------------------------------
Bank Name:          Deutsche Bank Trust Company Americas
--------------------------------------------------------------------------------
Routing No:         021001033
--------------------------------------------------------------------------------
Attn:               Scudder Funds
--------------------------------------------------------------------------------
DDA No:             00-226-296
--------------------------------------------------------------------------------
FBO:                (Account name)
                    (Account number)
--------------------------------------------------------------------------------
Credit              Scudder Flag Investors Communications Fund -- Institutional
                    Class -- 532 or Scudder RREEF Real Estate Securities
                    Fund -- Institutional Class -- 595
--------------------------------------------------------------------------------


Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 pm (Eastern time) on the next business day after the Fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Transfer Agent at (800) 621-1048. Inform the Transfer Agent representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. The Fund and its service agents reserve the right to waive the minimum from time to time at their discretion. We must receive your order by 4:00 pm (Eastern time) to wire your account the next business day.

TELEPHONE TRANSACTIONS:

You may place orders to buy and sell over the phone by calling your service agent or the Transfer Agent at (800) 621-1048. If your shares are in an account with the Transfer Agent, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional Class shares of another Scudder fund by calling the Transfer Agent. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting the Transfer Agent at a later date.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through service agents.

If you are investing through a service agent, check the materials you received from them. The service agent may have procedures that differ in certain respects from those described here, and an investor should consult with the service agent whenever a question arises. Please note that a service agent may charge fees separate from those charged by each fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Institutional Class. Each fund does have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

It is our policy to offer purchase privileges to current or former directors or trustees of the Deutsche or Scudder mutual funds, employees, their spouses or life partners and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the Scudder family of funds or a broker-dealer authorized to sell shares of the funds. Qualified individuals will generally be allowed to purchase shares in the class with the lowest expense ratio, usually the Institutional Class. If a fund does not offer Institutional Class shares, these individuals will be allowed to buy Class A shares at NAV. Each fund also reserves the right to waive the minimum account balance requirement for employee and director accounts.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the fund is open for business. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through service agents must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your service agent should be able to tell you when your order will be processed. It is the responsibility of your service agent to forward your order to Scudder Investments Service Company in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by Scudder Investments Service Company.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, you must use a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. (Eastern time) the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

We accept payment for shares only in US dollars by check, bank or Federal funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The fund can only send wires of $1,000 or more.

Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but the proceeds could be delayed for up to seven calendar days. However, the payment of redemption proceeds and the processing of exchanges for shares recently purchased by check may be delayed for up to 10 calendar days.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

You may have difficulty contacting Shareholder Services by telephone during times of market volatility or disruption in telephone service. If you are unable to reach Shareholder Services by telephone, you should make your request by mail.

Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if the fund determined that your purchase would be detrimental to the interests of its shareholders.

We reserve the right to reject purchases of fund shares (including purchases that are part of an exchange) for any reason. We reserve the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the fund from disposing of its portfolio securities or pricing its shares.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases or sales. In addition, for exchange requests, we may require a shareholder to own shares of the fund for 15 days before we process the purchase order for the other fund if we believe that the shareholder's exchanges coincide with a "market timing" strategy. We may also reject or limit purchase orders for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or Shareholder Services for more information.

Account Statements: We or your service agent will generally furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account.

How the funds calculates share price

Each fund calculates the price of its shares (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares described below. Each fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the funds' share price in the mutual fund listings of most major newspapers and on www.scudder.com.

Each fund calculates a net asset value per share for each of its classes. The formula for calculating each fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets -- the market value of the securities it holds, plus its cash reserves -- and dividing the result by the number of outstanding shares of that class. Each fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, a fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Directors. In such a case, the funds' value for a security is likely to be different from the last quoted market price.

Prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell fund shares. These price changes may ultimately affect the price of fund shares the next time the fund calculates its net asset value.

--------------------------------------------------------------------------------

Typically, the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early, the fund will calculate its net asset value at the time of closing.

Performance information

Each fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. Each fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Other rights we reserve

You should be aware that we may do any of the following:

o    withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o redeem your shares or close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $250,000 for any reason other than a change in market value

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to shareholders annually in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from the fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from the fund
---------------------------------------------------------------------


You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Investments                   SEC
------------------------------------------------------------------
222 South Riverside Plaza             Public Reference Section
Chicago, IL 60606-5808                Washington, D.C. 20549-0102
www.scudder.com                       www.sec.gov
(800) 621-1048                        (202) 942-8090

Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048


SCUDDER
INVESTMENTS

                                SEC File Numbers:

A member of Deutsche Asset      Scudder Flag Investors Communications Fund   811-5969
Management [LOGO]
                                Scudder RREEF Real Estate Securities Fund   811-09589

                                                                     SCUDDER
                                                                     INVESTMENTS


                            Sector Specific Funds II

                            Advisor Classes A, B and C

                      Prospectus

--------------------------------------------------------------------------------
                            February 1, 2003
--------------------------------------------------------------------------------
                           |
                           | Scudder-Dreman Financial Services Fund
                           |
                           | Scudder Flag Investors Communications Fund
                           |
                           | Scudder Gold and Precious Metals Fund
                           |
                           | Scudder RREEF Real Estate Securities Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

How the Funds Work                           How to Invest in the Funds

 4  Scudder-Dreman Financial                 53  Choosing a Share Class
    Services Fund
                                             59  How to Buy Shares
11  Scudder Flag Investors
    Communications Fund                      60  How to Exchange or Sell
                                                 Shares
19  Scudder Gold and Precious
    Metals Fund                              61  Policies You Should Know
                                                 About
26  Scudder RREEF Real Estate
    Securities Fund                          68  Understanding Distributions
                                                 and Taxes
34  Other Policies and Risks

35  Who Manages and Oversees
    the Funds

40  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                              ticker symbol  |   KDFAX       KDFBX       KDFCX
                                fund number  |   084         284         384

Scudder-Dreman Financial Services Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. These may include companies of any size that commit at least half of their assets to the financial services sector or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies.

The portfolio managers begin by screening for financial services stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The managers assemble the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various financial industries. The managers may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in US stocks, it could invest up to 30% of total assets in foreign securities and up to 20% of net assets in investment-grade debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the financial services sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers may favor securities from different industries and companies within the financial services sector at different times, while still maintaining variety in terms of industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The fact that the fund may focus on one or more sectors increases this risk, because factors affecting those sectors could affect fund performance.

For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o        value stocks may be out of favor for certain periods

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o        a bond could fall in credit quality or go into default

o        currency fluctuations could cause foreign investments to lose value

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o        derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who can accept the above-average risks of sector-specific investment and are interested in exposure to the financial services sector.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

In the table, the performance figures for each share class are adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Classes A, B or C.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder-Dreman Financial Services Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class A
--------------------------------------------------------------------------------

          1999       -4.52
          2000       23.27
          2001       -4.30
          2002

2002 Total Return as of _______: ____%
For the periods included in the bar chart:
Best Quarter: ____%, Q____                Worst Quarter: ____%, Q____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                                                      Since
                                        1 Year         5 Years      Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Standard & Poors Financial Index, an unmanaged capitalization-weighted price-only index representing 11 financial industries and 74 financial companies.

*  Since 3/9/1998. Index comparison begins 3/31/1998.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.
--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B         Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)        %             None           1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a % of redemption proceeds)            None*            %               %
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               %              %               %
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                     %              %               %
--------------------------------------------------------------------------------
Other Expenses**                             %              %               %
--------------------------------------------------------------------------------
Total Annual Operating Expenses              %              %               %
--------------------------------------------------------------------------------
Expense Reimbursement                        %              %               %
--------------------------------------------------------------------------------
Net Annual Operating Expenses                %              %               %
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.350%, 0.400% and 0.375% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administration Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             |   Class A     Class B     Class C
                              ticker symbol  |   TISHX       FTEBX       FTICX
                                fund number  |   432         632         732

Scudder Flag Investors Communications Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to maximize total return.

The fund seeks to achieve its objective through a combination of long-term growth of capital and, to a lesser extent, current income. In selecting investments for the fund, the Advisors emphasize investment in companies offering products and services that support both traditional communications and facilitate new information based applications. Examples of such companies are companies that offer out-sourced communications billing and teleservices products or network computing technology that supports basic Internet functionality, such as Web site operations for electronic commerce and other Internet-based applications. The Advisors believe that world-wide telecommunications market expansion will create new opportunities for both established and emerging providers of telecommunications products and services. As a result, the Advisors believe that investing in a portfolio of common stocks as well as dividend and interest-paying securities of companies in the communications field offers an attractive opportunity for maximizing total return.

Under normal circumstances, the fund will invest at least 80% of its assets, at the time the security is purchased, in securities of companies in the communications field. The fund normally focuses on the securities of companies that are engaged in the research, development, manufacture, or sale of communications services, technology, equipment or products.

The fund may also invest in convertible securities rather than investing in a company's common stock and in bonds and short-term cash equivalents. Convertible securities are bonds or preferred stocks that give purchasers the right to exchange the convertible security for a specified number of shares of a company's common stock at specified prices within a certain period of time. Purchasers receive regular interest payments until they exercise their exchange right.

The fund may also invest up to 10% of its assets in stocks and other securities of companies not publicly traded in the United States.

Investment Process

The Advisors follow an investment philosophy referred to as "flexible value." They look for attractive price-to-value relationships in undervalued stocks of strong companies with good management. The emphasis is on individual stock selection, fundamental research, and valuation flexibility, without rigid constraints.

The Advisors believe the communications industry offers significant long-term opportunity for a broad variety of companies to focus on unique sectors and strategies to create and grow attractive businesses. Beyond recognizing the potential for profitable business segments within the overall communications industry, the Advisors tend to focus on individual companies.

Factors the Advisors assess may include:

o        Management team

o        Market position

o        Business strategy

o        Catalysts for change

o        Attractive valuation

o        Attention to shareholder interests

The Advisors concentrate investments in those stocks that they believe offer the best potential return relative to possible risks. The Advisors retain investment positions for as long as the business fundamentals remain favorable and the valuations do not become excessive. The Advisors will sell or reduce holdings if business fundamentals deteriorate or if the price-to-value relationship becomes unattractive.

Temporary Defensive Position. The Advisors may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. The Advisors may invest in money market instruments and other investment grade income producing securities, investments that would not ordinarily be consistent with the fund's objectives. To the extent the Advisors might adopt such a position and over the course of its duration, the fund may not meet its goal of maximizing total return. The Advisors would follow such a strategy only if they reasonably believe the risk of loss in pursuing the fund's primary investment strategies outweighed the opportunity for gain.

The Main Risks of Investing in the Fund

Primary risks

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Style Risk. As with any investment strategy, the "flexible value" strategy used in managing the fund's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the Advisors overestimate the value or return potential of one or more common stocks, the fund may underperform the general equity market.

Concentration Risk. The fund concentrates its investments in common stocks of companies in the communications field. As a result, market price movements, regulatory or technological changes, or economic conditions affecting companies in this field will have a significant impact on the fund's performance.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the fund's portfolio will decline in value.

Diversification Risk. The fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the fund was diversified.

Foreign Investment Risk. To the extent that the fund holds companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. Finally, the currency of the country in which the fund has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Secondary risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Directors. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the fund sold them. If the fund has valued the securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their prices, you may not receive the full market value for your fund shares when you sell.

The Fund's Performance History

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

In the table, the performance figures are adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Classes A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Flag Investors Communications Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                          Class A
--------------------------------------------------------------------------------

                1993       18.11
                1994       -6.32
                1995       33.44
                1996       13.46
                1997       37.36
                1998       85.30
                1999       45.47
                2000      -34.52
                2001      -29.54
                2002


2002 Total Return as of _______: ____%
For the periods included in the bar chart:
Best Quarter: ____%, Q____                Worst Quarter: ____%, Q____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index:

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)        %             None         1.00%^1
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a % of redemption proceeds)            None^2         4.00%^3       1.00%^4
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee^5                             %              %             %
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                     %              %             %
--------------------------------------------------------------------------------
Other Expenses                               %              %             %
--------------------------------------------------------------------------------
Total Annual Operating Expenses              %              %             %
--------------------------------------------------------------------------------
Expense Reimbursement^6                      %              %             %
--------------------------------------------------------------------------------
Net Annual Operating Expenses                %              %             %
--------------------------------------------------------------------------------

^1 Class C shares have an up-front sales charge of 1.00%.

^2 The redemption of shares purchased at net asset value under the Large Order
   NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

^3 Contingent deferred sales charges for Class B shares decline over time and reach zero after six years. After six years, Class B shares automatically convert to Class A shares. (See the section entitled "Choosing a Share Class -- Class B shares.")

^4 You will be required to pay a contingent deferred sales charge if you redeem your Class C shares within one year after purchase. (See the section entitled "Choosing a Share Class -- Class C shares.")

^5 The expense information in the table has been restated to reflect current fees and expenses.

^6 Investment Company Capital Corp. ("ICCC"), in its capacity as Advisor and
   Administrator, has contractually agreed to an aggregate fee waiver equal to 0.15% of the fund's average daily net assets. This agreement will continue until at least April 30, 2003 and may be extended.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            |   Class A     Class B     Class C
                             ticker symbol  |   SGDAX       SGDBX       SGDCX
                               fund number  |   419         619         719

Scudder Gold and Precious Metals Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

Under normal circumstances, the fund seeks maximum return (principal change and income) by investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to gold, silver, platinum or other precious metals (including gold coin and bullion). These companies may be involved in activities such as exploration, mining, fabrication, processing and distribution. In addition, the fund may also invest in companies engaged in activities related to diamonds and other minerals.

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of gold compared to stocks and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand for gold and broad economic projections.

In choosing individual securities, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for companies with strong management and highly marketable securities. They also consider the ore quality of metals mined by a company, its fabrication techniques and costs and its unmined reserves, among other factors.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. The fund may invest up to 20% of net assets in:

o high-quality debt securities of companies in precious metals and minerals operations,

o        debt securities whose return is linked to precious metals prices.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, currencies or securities), the managers don't intend to use them as principal investments.

They also consider the ore quality of metals mined by a company, its fabrication techniques and costs and its unmined reserves, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

The manager may favor securities from different industries and companies within the gold and precious metals sector at different times, while still maintaining variety in terms of industries and companies represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

Prices of gold-related stocks may move up and down rapidly and have historically offered lower long-term performance than the stock market as a whole. The fund concentrates in gold and other precious metals-related securities and is not diversified. As a result, the fund can invest a larger percentage of assets in a given stock than a diversified fund and may be subject to greater volatility than a diversified fund.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who are interested in exposure to all areas of the gold market and who understand the risks connected with it.

Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Prices of gold or other precious metals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Foreign stocks tend to be more volatile than their US counterparts, for reasons such as political and economic uncertainty. These risks tend to be greater in emerging markets, so to the extent that the fund invests in emerging markets, it takes on greater risks. The fund concentrates in gold and other precious metals-related securities and is not diversified. As a result, the fund can invest a larger percentage of assets in a given company than a diversified fund and may be subject to greater volatility than a diversified fund.

Another risk factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk and may add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o a company's exploration or extraction operations could prove unprofitable

o        derivatives could produce disproportionate losses

The Fund's Performance History

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is June 25, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Classes A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Gold and Precious Metals Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

            1993       59.03
            1994       -7.71
            1995       12.86
            1996       31.75
            1997      -41.00
            1998      -16.94
            1999        8.76
            2000       -9.24
            2001       15.94
            2002


2002 Total Return as of _______: ____%
For the periods included in the bar chart:
Best Quarter: ____%, Q____                Worst Quarter: ____%, Q____

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P 500) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as % of offering price)        %             None         1.00%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a % of redemption proceeds)            None*            %             %
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                               %              %             %
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                     %              %             %
--------------------------------------------------------------------------------
Other Expenses**                             %              %             %
--------------------------------------------------------------------------------
Total Annual Operating Expenses              %              %             %
--------------------------------------------------------------------------------
Expense Reimbursement                        %              %             %
--------------------------------------------------------------------------------
Net Annual Operating Expenses                %              %             %
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.675%, 0.725% and 0.70% for Class A, Class B and Class C shares, respectively, paid pursuant to an Administration Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). The Agreement remains in effect until September 30, 2003 and continues annually thereafter provided that such continuance is approved by the Board. The Advisor, however, has indicated that it intends to terminate the Agreement effective September 30, 2003. The Board and the Advisor are currently negotiating alternative arrangements in anticipation of the Agreement being terminated. Without the Agreement, the fees shown under "Other Expenses" would be higher.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares           $              $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           |   Class A     Class B     Class C
                              fund number  |   425         625         725

Scudder RREEF Real Estate Securities Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund's investment objective is long-term capital appreciation and current income.

The fund invests primarily in real estate securities. Under normal circumstances, the fund intends to keep at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), invested in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

The Advisor looks for real estate securities it believes will provide superior returns to the fund over the long term, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

--------------------------------------------------------------------------------

OTHER INVESTMENTS. When the Advisor believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures which prohibits leverage of the fund's assets by investing in a derivative security. For example, the Advisor cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested.

To find these issuers, the Advisor tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, the Advisor uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of this analysis is to determine which of the issuers the Advisor believes will be the most profitable to the fund over the long term. The Advisor also considers the effect of the real estate securities markets in general when making investment decisions. The Advisor does not attempt to time the market.

A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if the Advisor chooses to sell a security. The Advisor may choose to sell a security for a variety of reasons, but typically the Advisor will sell if it believes that one or more of the following is true:

o        a security is not fulfilling its investment purpose;

o        a security has reached its optimum valuation; or

o        a particular company or general economic conditions have changed

Based on its recent practices, the Advisor expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

The Main Risks of Investing in the Fund

Loss of money is a risk of investing in the fund.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The market value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence.

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. There are three principal risks of investing in the fund: market risk, concentrated portfolio risk and company risk.

o Market Risk. The market value of the shares of common stock in the fund's portfolio can change rapidly and unpredictably in response to various events and conditions (i.e., political or economic events) having little or nothing to do with the issuer. In addition, market performance tends to be cyclical, and certain investment styles may be in or out of favor. If the market does not favor the fund's style, the fund's gains may be smaller or its losses greater than those of equity funds with different styles.

o Concentrated Portfolio Risk. The fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as:

o        declines in property values;

o increases in property taxes, operating expenses, interest rates or competition;

o        overbuilding;

o        zoning changes; and

o        losses from casualty or condemnation

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors interested in an investment that seeks long-term capital growth and current income through investment in real estate securities.

o Company Risk. The price of common stock will vary with the success and failure of its issuer. The fund is classified as a "non-diversified" investment company, which means that the fund may invest in the securities of relatively few issuers. Therefore, the performance of the companies in which the fund invests will determine to a large degree the fund's performance.

Under adverse market conditions, or other extraordinary economic or market conditions, the fund may take a temporary defensive position and invest in liquid reserves, such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, government securities and repurchase agreements. Taking a temporary defensive position is not required and may be impossible under certain market conditions. It also might prevent the fund from pursuing or achieving its investment objective.

The Fund's Performance History


The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is September 3, 2002. In the bar chart, the performance figures for Class A (formerly "RREEF Class A," renamed Scudder RREEF Institutional Class on September 3, 2002) before that date are based on the historical performance of the fund's original share class (Class
S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Classes A, B or C. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder RREEF Real Estate Securities Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class A
--------------------------------------------------------------------------------

         2000       28.72
         2001       13.88
         2002


2002 Total Return as of        %
For the periods included in the bar chart:
Best Quarter: %, Q                         Worst Quarter: %, Q

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                                 1 Year         Since Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)
--------------------------------------------------------------------------------
Class C (Return before Taxes)
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Wilshire REIT Index, a market cap index of equity securities issued by equity REITs.

*  Since December 1, 1999.

For more recent performance information, call your service agent or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
Fee Table                                          Class A    Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                       %         None       1.00%
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                 *
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from Fund assets
--------------------------------------------------------------------------------
Management Fee                                        %          %          %
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Operating Expenses
(before fee waivers and/or expense
reimbursements)
--------------------------------------------------------------------------------
Fee Waivers and/or Expense Reimbursements**
--------------------------------------------------------------------------------
Net Total Annual Operating Expenses
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Until August 30, 2004, the Advisor has contractually agreed to maintain the expenses of Class A, B and C shares at no more than 1.25%, 2.00% and 2.00%, respectively, of average daily net assets.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example+                      1 Year        3 Years        5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                   $             $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                   $             $              $             $
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------

+ For the first 24 months, the expense example takes into account fee waivers and/or expense reimbursements.

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

The Board will provide shareholders with at least 60 days' notice prior to making any changes to the Scudder-Dreman Financial Services Fund, Scudder Gold and Precious Metals Fund and Scudder RREEF Real Estate Securities Fund 80% investment policy.

o Certain funds may trade securities actively. This could could raise transaction costs (thus lowering return) and could mean higher taxable distributions.

o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks.

o Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments. With derivatives, there is a risk that they could produce disproportionate losses.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for Scudder-Dreman Financial Services Fund and Scudder Gold and Precious Metals Fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Under the supervision of the Board of Trustees, DeAM, Inc. is the investment advisor for Scudder RREEF Real Estate Securities Fund. DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. The Advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., DeAM, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of June 30, 2002, managed approximately $93 billion in assets.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Prior to September 3, 2002, RREEF America L.L.C. ("RREEF") served as investment advisor for the fund. For the services it provided to the fund, for the most recent fiscal year, RREEF received a management fee of 1.00% of the fund's average daily net assets. RREEF has provided real estate investment management services to institutional investors since 1975 across a diversified portfolio of industrial properties, office buildings, residential apartments and shopping centers. RREEF has also been an investment adviser of real estate securities since 1993. RREEF employs over 600 real estate professionals nationwide and managed $18.1 billion of assets as of June 30, 2002. On April 23, 2002, Deutsche Bank AG acquired RoPRO US Holding Inc., the parent company of RREEF.

Effective September 3, 2002, the Advisor receives a management fee from the fund, payable monthly, in the amount of 0.65% of the fund's average daily net assets.

Investment Company Capital Corporation (the "Transfer Agent"), an indirect wholly-owned subsidiary of Deutsche Bank AG, serves as the fund's Administrator and Transfer Agent.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Investment Advisor and Subadvisor. Investment Company Capital Corp. ("ICCC" or the "Advisor") is the investment advisor and Alex. Brown Investment Management ("ABIM" or the "Subadvisor") is the subadvisor for Scudder Flag Investors Communications Fund. ICCC is also the investment advisor to other mutual funds in the Scudder family of funds. As of March 31, 2002, funds managed by ICCC totaled approximately $9.6 billion in net assets. ABIM is a registered investment advisor with approximately $8.85 billion under management as of March 31, 2002. ABIM is a limited partnership owned by J. Dorsey Brown and Buppert, Behrens & Owen, Inc., a company organized by three employees of ABIM.

ICCC is responsible for supervising and managing all of the fund's operations, including overseeing the activities of ABIM. ABIM is responsible for decisions to buy and sell securities for the fund, for broker-dealer selection, and for negotiation of commission rates.

As compensation for its services for the fiscal year ended December 31, 2001, ICCC received from the fund a fee equal to 0.77% of the fund's average daily net assets. ICCC compensates ABIM out of its advisory fee. ICCC, in its capacity as the Advisor and Administrator, has contractually agreed to waive its aggregate fees in an amount equal to 0.15% of the Fund's average daily net assets until at least April 30, 2003.

ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking, and insurance.

ICCC's and ABIM's address is One South Street, Baltimore, Maryland 21202.

Fund Name                                              Fee Paid
--------------------------------------------------------------------------------
Scudder-Dreman Financial Services Fund                     %
--------------------------------------------------------------------------------
Scudder Flag Communications Fund                           %
--------------------------------------------------------------------------------
Scudder Gold and Precious Metals Fund                      %
--------------------------------------------------------------------------------
Scudder RREEF Real Estate Securities Fund                  %
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Average Daily Net Assets                                     Fee Rate
--------------------------------------------------------------------------------

New Investment Management Fee as of _______
--------------------------------------------------------------------------------
first $250 million                                              %
--------------------------------------------------------------------------------
next $750 million                                               %
--------------------------------------------------------------------------------
next $1.5 billion                                               %
--------------------------------------------------------------------------------
next $2.5 billion                                               %
--------------------------------------------------------------------------------
next $2.5 billion                                               %
--------------------------------------------------------------------------------
next $2.5 billion                                               %
--------------------------------------------------------------------------------
next $2.5 billion                                               %
--------------------------------------------------------------------------------
over $12.5 billion                                              %
--------------------------------------------------------------------------------

The subadvisors

The subadvisor for Scudder-Dreman Financial Services Fund is Dreman Value Management, L.L.C. ("DVM"), Jersey City, NJ. Dreman Value Management was founded in 1977 and currently manages over $6 billion in assets.

Deutsche Investments Australia Limited ("DIAL"), Level 42, AAP Centre, 259 George Street, Sydney NSW 2000, Australia, an affiliate of the advisor, is the subadvisor for Scudder Gold and Precious Metals Fund. DIAL serves as both subadvisor for mutual funds and investment advisor for certain institutional accounts.

Pursuant to the subadvisory agreements with DeIM, DVM and DIAL perform some of the functions of the advisor, including making the applicable fund's investment decisions and buying and selling securities for that fund.

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder-Dreman Financial Services Fund    Scudder RREEF Real Estate Securities Fund

  David N. Dreman                           Karen J. Knudson
   o  Began investment career in 1957.      Principal of RREEF and Co-Manager of the fund.
   o  Joined the fund in 1998.               o  Joined RREEF in 1995, Deutsche Asset Management,
   o  Founder and Chairman, Dreman Value        Inc. in 2002 and the fund in 1999.
      Management, L.L.C. since 1977.         o  Over 20 years of investment industry experience.
                                             o  MBA, University of California at Berkeley.
Scudder Flag Investors
Communications Fund                         John F. Robertson
                                            CFA, Vice President of RREEF and Co-Manager of the
  Bruce E. Behrens                          fund.
  Co-Manager (New York).                     o  Joined RREEF in 1997, Deutsche Asset Management,
   o  33 years of investment industry           Inc. in 2002 and the fund in 1999.
      experience.                            o  Prior to that, Assistant Vice President of
   o  MBA, University of Michigan.              Lincoln Investment Management responsible for
                                                REIT research.
  Patrick O'Brien
  Co-Manager (New York)                     John W. Vojticek
   o  20 years of investment industry       Vice President of RREEF and Co-Manager of the fund.
      experience.                            o  Joined RREEF in 1996, Deutsche Asset Management,
   o  MBA, Columbia University.                 Inc. in 2002 and the fund in 1999.
                                             o  6 years of investment industry experience.
Scudder Gold and Precious Metals Fund
                                            Mark D. Zeisloft
  Darko Kuzmanovic                          CFA, Vice President of RREEF and Co-Manager of the
  Vice President of Deutsche Asset          fund.
  Management and Co-Manager of the fund.     o  Joined RREEF in 1996, Deutsche Asset Management,
   o  Joined Deutsche Asset Management          Inc. in 2002 and the fund in 1999.
      in 2000 and the fund in 2001.          o  Over 12 years of investment industry experience.
   o  Over 17 years of investment and        o  MBA, University of Chicago.
      resource industry experience.
   o  Executive MBA, Macquarie
      University.
   o  Bachelor of Metallurigical
      Engineering, UNSW.

  Euan Leckie
  Vice President of Deutsche Asset
  Management and Co-Manager of the fund.
   o  Joined Deutsche Asset Management
      in 1988 after 14 years as a senior
      financial analyst for CSR Limited
      and mining analyst for Commercial
      Banking Company and Constable and
      Bain.
   o  Portfolio manager for Australian
      Equity, member of Global Materials
      Sector Team, member Australian
      Equity research team (resources).
   o  Joined the fund in 2002.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder-Dreman Financial Services Fund has been audited by [__], and the information for Scudder Flag Investors Communications Fund, Scudder Gold and Precious Metals Fund and Scudder RREEF Real Estate Securities Fund has been audited by [__], whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder-Dreman Financial Services Fund -- Class A

Scudder-Dreman Financial Services Fund -- Class B

Scudder-Dreman Financial Services Fund -- Class C

Scudder Flag Investors Communications Fund -- Class A

Scudder Flag Investors Communications Fund -- Class B

Scudder Flag Investors Communications Fund -- Class C

Scudder Gold and Precious Metals Fund -- Class A

Scudder Gold and Precious Metals Fund -- Class B

Scudder Gold and Precious Metals Fund -- Class C

Scudder RREEF Real Estate Securities Fund -- Class A

Scudder RREEF Real Estate Securities Fund -- Class B

Scudder RREEF Real Estate Securities Fund -- Class C

How to Invest in the Funds

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

------------------------------------------------------------------------------------------------
Classes and features                      Points to help you compare
------------------------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.50% charged    o Some investors may be able to reduce or eliminate
  when you buy shares                       their sales charges; see next page

o In most cases, no charges when you      o Total annual expenses are lower than those for
  sell shares                               Class B or Class C

o 0.25% annual service fee
------------------------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls to zero after
                                            six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to Class A after six
  you bought within the last six years      years, which means lower annual expenses going
                                            forward
o 1.00% annual distribution/service fee
------------------------------------------------------------------------------------------------
Class C

o Sales charges of 1.00%, charged when    o The deferred sales charge rate is lower, but your
  you buy shares                            shares never convert to Class A, so annual
                                            expenses remain higher
o Deferred sales charge of 1.00%,
  charged when you sell shares you
  bought within the last year

o 1.00% annual distribution/service fee
------------------------------------------------------------------------------------------------

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

Class A shares

Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                        Sales charge as a %   Sales charge as a % of
Your investment         of offering price      your net investment
--------------------------------------------------------------------------------
Up to $100,000                   %                      %
--------------------------------------------------------------------------------
$100,000-$249,999
--------------------------------------------------------------------------------
$250,000-$499,999
--------------------------------------------------------------------------------
$500,000-$999,999
--------------------------------------------------------------------------------
$1 million or more    See below and next page
--------------------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

o exchanging an investment in Class A shares of another fund for an investment in the fund unless the fund in which you are investing has a higher sales load, in which case you would be required to pay the difference

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares          CDSC on shares you sell
--------------------------------------------------------------------------------
First year                        %
--------------------------------------------------------------------------------
Second or third year
--------------------------------------------------------------------------------
Fourth or fifth year
--------------------------------------------------------------------------------
Sixth year
--------------------------------------------------------------------------------
Seventh year and later          None (automatic conversion to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

Class C shares have a 12b-1 Plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares also have an up-front sales charge of 1.00%.

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o existing Class C shareowners as of January 31, 2003, who make additional purchases of Class C shares in the same fund(s);

o Class C shares purchased through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Class C shares purchased through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Class C shares purchased through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares           CDSC on shares you sell
--------------------------------------------------------------------------------
First year                                    1.00%
--------------------------------------------------------------------------------
Second year and later                           None
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Because Class C shares have an up-front sales charge and higher annual expenses, you could end up paying more than the equivalent of the maximum allowable up-front sales charge.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

------------------------------------------------------------------------------------------------
First investment                          Additional investments
------------------------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and IRA accounts

$500 or more for IRAs                     $50 or more with an Automatic Investment Plan
------------------------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using the method
  method that's most convenient for you     that's most convenient for you
------------------------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder Funds" and a
                                            Scudder investment slip to us at the appropriate
o Send it to us at the appropriate          address below
  address, along with an investment
  check                                   o If you don't have an investment slip, simply
                                            include a letter with your name, account number,
                                            the full name of the fund and the share class and
                                            your investment instructions
------------------------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions (minimum $50)
------------------------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
------------------------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a bank checking
                                            account, call (800) 621-1048 (minimum $50)
------------------------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying shares with
                                            money from your bank account
------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Regular mail:
First Investment: Scudder Investments, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

------------------------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
------------------------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for over $100,000,
($500 for IRAs)                           can only be ordered in writing with a signature
                                          guarantee; if you're in doubt, see page 63
$50 or more for exchanges between
existing accounts
------------------------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the method that's
  method that's most convenient for you     most convenient for you
------------------------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
------------------------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number from which you
  you're exchanging out of                  want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of shares you want to
  you want to exchange                      sell

o the name and class of the fund you      o your name(s), signature(s) and address, as they
  want to exchange into                     appear on your account

o your name(s), signature(s) and          o a daytime telephone number
  address, as they appear on your account

o a daytime telephone number
------------------------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
------------------------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from a fund
                                            account, call (800) 621-1048
------------------------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register

o Follow the instructions for making
  on-line exchanges
------------------------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have another share classes, which is described in a separate prospectus and which has different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. (Eastern time), but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time that the fund is open for business. Once your order is received by the transfer agent, and they have determined that it is in "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

Because orders placed through investment providers must be forwarded to transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone transactions. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, starter checks, third party checks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for--whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner).
         This waiver applies only under certain conditions. Please contact your financial representative or Shareholder Services to determine if the conditions exist

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors Inc., the fund's distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder.

You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

The price at which you buy shares is as follows:

Class A and Class C shares -- net asset value per share or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B shares -- net asset value per share or NAV

To calculate NAV, each share class uses the following equation:

              TOTAL ASSETS - TOTAL LIABILITIES
           --------------------------------------  = NAV
             TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares is also the NAV.

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value has been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

o        withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice so you can either increase your balance or close your account (this policy doesn't apply to most retirement accounts or if you have an automatic investment plan or, in any case, where a fall in share price created the low balance).

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o        reject or limit purchases of shares for any reason

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to pay dividends and distributions to their shareholders in December and if necessary may do so at other times as well.

The funds may make additional distributions for tax purposes if necessary.

The fund pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid annually, usually in December. The fund may make more frequent distributions if necessary to comply with provisions of Internal Revenue Code of 1986, as amended (the "Code").

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in [fund/portfolio] shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The fund will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV). These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or receive them in cash. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

Because the REITs invested in by the fund do not provide complete information about the taxability of their distributions until after the calendar year-end, the fund may not be able to determine how much of the fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the fund may request permission from the Internal Revenue Service each year for an extension of time until February 28 to issue Form 1099-DIV.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o  short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o  long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

--------------------------------------------------------------------------------
To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.
--------------------------------------------------------------------------------

Scudder Investments                    SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza              Public Reference Section
Chicago, IL 60606-5808                 Washington, D.C. 20549-0102
www.scudder.com                        www.sec.gov
(800) 621-1048                         (202) 942-8090





Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048

SCUDDER                                SEC File Numbers:
INVESTMENTS
                                       Scudder-Dreman Financial Services Fund      811-08599
A Member of                            Scudder Flag Investors Communications Fund   811-0000
Deutsche Asset Management [LOGO]       Scudder Gold and Precious Metals Fund        811-5565
                                       Scudder RREEF Real Estate Securities Fund    811-0000


                       STATEMENT OF ADDITIONAL INFORMATION


                  --------------------------------------------


                    FLAG INVESTORS COMMUNICATIONS FUND, INC.


                                One South Street
                            Baltimore, Maryland 21202

                  --------------------------------------------


                   THIS STATEMENT OF ADDITIONAL INFORMATION IS
                     NOT A PROSPECTUS. IT SHOULD BE READ IN
                  CONJUNCTION WITH A PROSPECTUS. THE __________
                 FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED
        IN THE FUND'S ANNUAL REPORT, AND ADDITIONAL FINANCIAL INFORMATION
           IS INCLUDED IN THE FUND'S SEMI-ANNUAL REPORT WHICH HAS BEEN
                          FILED ELECTRONICALLY WITH THE
                    SECURITIES AND EXCHANGE COMMISSION AND IS
                       INCORPORATED BY REFERENCE INTO THIS
                 STATEMENT OF ADDITIONAL INFORMATION. A COPY OF
              EACH PROSPECTUS AND THE ANNUAL REPORT MAY BE OBTAINED
                  WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR
                     SHAREHOLDER SERVICE AGENT OR BY WRITING
           OR CALLING THE FUND, ONE SOUTH STREET, BALTIMORE, MARYLAND
                             21202, (800) 730-1313.












           Statement of Additional Information Dated February 1, 2003,

               relating to the Prospectuses Dated February 1, 2003

                                TABLE OF CONTENTS

                                                                           Page


GENERAL INFORMATION AND HISTORY..............................................1

INVESTMENT OBJECTIVE AND POLICIES............................................1

VALUATION OF SHARES, SUBSCRIPTIONS AND REDEMPTIONS...........................6

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS.........................6

MANAGEMENT OF THE FUND.......................................................9

INVESTMENT ADVISORY AND OTHER SERVICES......................................20

ADMINISTRATOR...............................................................21

DISTRIBUTION OF FUND SHARES.................................................22

BROKERAGE...................................................................25

CAPITAL STOCK...............................................................26

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES...........................27

INDEPENDENT ACCOUNTANTS.....................................................27

LEGAL MATTERS...............................................................27

PERFORMANCE INFORMATION.....................................................27

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................31

FINANCIAL STATEMENTS........................................................32

APPENDIX A..................................................................33

                         GENERAL INFORMATION AND HISTORY

Flag Investors Communications Fund, Inc. (the "Fund") is an open-end management investment company that was originally designed to provide both convenience and professional investment management to shareholders of the former American
Telephone and Telegraph Company ("AT&T") after AT&T's divestiture and reorganization in January 1984. Prior to May 1, 1998 the Fund was known as the Flag Investors Telephone Income Fund, Inc. Effective May 7, 2001, Deutsche Asset Management changed the name of its "Flag Investors" family of mutual funds to "Deutsche Asset Management". This change did not affect the name of the Fund, but resulted in modifications to the presentation of the Fund's prospectuses, periodic reports and other publications on behalf of the Fund.

The Fund currently offers four classes of shares: Flag Investors Communications Fund Class A Shares ("Class A Shares"), Flag Investors Communications Fund Class B Shares ("Class B Shares"), Flag Investors Communications Fund Class C Shares ("Class C Shares") and Flag Investors Communications Fund Institutional Class ("Institutional Class") (collectively, the "Shares"). As used herein, the "Fund" refers to Flag Investors Communications Fund, Inc. and specific references to any class of the Fund's shares will be made using the name of such class.

The Fund was organized as a Maryland corporation on October 18, 1983 and began operations on January 18, 1984. On May 20, 1985, the Fund reorganized as a
Massachusetts business trust and on January 19, 1989, it reorganized as a Maryland corporation pursuant to an Agreement and Plan of Reorganization and Liquidation approved by shareholders on December 6, 1988. The Fund began offering the Class B Shares on January 3, 1995, the Institutional Class on June 4, 1998 and the Class C Shares on October 28, 1998.

On August 31, 2000, Shareholders of the Fund voted to approve converting the Fund to a master-feeder arrangement. On September 29, 2000, the Fund became a feeder of the Communications Portfolio of Flag Investors Portfolios Trust (now known as Deutsche Investors Portfolios Trust). On March 27, 2001, the Board of Directors of the Fund approved terminating the master-feeder arrangement and converting the Fund back to a stand-alone Fund. On April 27, 2001, the Fund became a stand-alone fund.

Important information concerning the Fund is included in the Fund's Prospectuses, which may be obtained without charge from the Fund, the Fund's distributor (the "Distributor") or from Participating Dealers that offer Shares to prospective investors. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the Registration Statement for the Fund and its Shares filed with the Securities and Exchange Commission (the "SEC"). Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

Under a license agreement dated September 1, 2000, as amended May 1, 2001 between the Fund and Deutsche Banc Alex. Brown LLC (predecessor to Deutsche Bank Securities Inc. ("DBSI")), DBSI licenses the "Flag Investors" name and logo to the Fund, but retains the rights to the name and logo, including the right to permit other investment companies to use them.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field. For this purpose, companies would be considered to be in the "communications field" if they were engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. Companies would be considered to be "engaged" in the research, development, manufacture or sale of communications services, technology, equipment or products if they derived at least 50% of their revenues from such activities. Although the Fund concentrates its investments among 30-50 telephone and telecommunications companies, the Fund's investment advisor and sub-advisor follow over 200 potential investments in order to take advantage of the expanding, global nature of the communications field.

The Fund's investment advisor (the "Advisor") and sub-advisor (the "Sub-Advisor"), collectively, (the "Advisors"), believe that investing in a portfolio of securities of companies in the communications field affords an attractive opportunity for achieving maximum total return. Effective communication through the transmission of voice, pictures and data is becoming increasingly important and the communications field now embraces a wide variety of products and services, such as local and long distance telephone service, wireless service (e.g., cellular telephone or paging services), video, telecommunications equipment, media, and information technology. Information technology combines data processing and telecommunications to support more efficient and economical business processes and consumer activities. The rapidly improving performance and declining cost of transmission have helped the global expansion of information technology. For example, businesses have an increasing need to connect to remote users such as employees, suppliers and customers. Customers are increasingly relying on telephone-based applications like on-line banking and shopping to save time and money. Worldwide telecommunications market expansion will create opportunities for established and emerging providers of telecommunications products and services. Although new, high growth technologies are being adopted at an increasing rate, commercial acceptance still lags the introduction of new products and services. Traditional communications companies, such as telephone companies, are positioned to serve the existing and developing needs of their customer base with a combination of current and new offerings. Evolving user requirements have also led to the development of separate industry segments, outside the local telephone and long distance businesses, which enable non-traditional telecommunications providers a chance to benefit from the growing worldwide demand for voice, data and video services.

There can be no assurance that the Fund's investment objective will be achieved. The Fund's investment objective may not be changed by the Board of Directors without shareholder approval.

Under normal circumstances, the Fund will invest at least 80% of its assets, at the time the security is purchased, in securities of companies in the communications field, securities convertible thereto and debt obligations of companies in the communications field, as defined above. This policy may be changed by the Board of Directors, upon 60 days written notice to shareholders. Depending on the circumstances, the Fund may temporarily and for defensive purposes invest up to 100% of its assets in money market instruments and in other investment grade income-producing securities.

Investments in Investment Grade Securities

In general, the Fund will invest in investment grade debt obligations that are rated, at the time of purchase, BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, determined to be of comparable quality by the Advisors, under criteria approved by the Fund's Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics.

Below Investment Grade Securities

Up to 10% of the Fund's total assets (measured at the time of the investment) may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's and unrated securities of comparable quality). Securities that were investment grade at the time of purchase but are subsequently downgraded to BB/Ba or lower will be included in the 10% category. In the event any security owned by the Fund is downgraded, the Advisors will review the situation and take appropriate action, but will not automatically be required to sell the security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in non-convertible securities that are below investment grade. These ratings range in descending order of quality from AAA to D (though the Fund will not purchase securities rated, at the time of purchase, below C), in the case of S&P, and from Aaa to C, in the case of Moody's. The Fund may purchase debt obligations that carry ratings lower than those assigned to investment grade bonds by Moody's or S&P, or that are unrated if such bonds, in the Advisors' judgment, meet the quality criteria established by the Board of Directors. These bonds are generally known as "junk bonds." These securities may trade at substantial discounts from their face values. Accordingly, if the Fund is successful in meeting its objectives, investors may receive a total return consisting of both income and capital gains. Appendix A to this Statement of Additional Information sets forth a description of the S&P and Moody's rating categories, which indicate the rating agency's opinion as to the probability of timely payment of interest and principal.

Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, these ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, the Advisors do not rely exclusively on ratings issued by S&P or Moody's in selecting portfolio securities but supplement such ratings with independent and ongoing review of credit quality. In addition, the total return the Fund may earn from investments in high-yield securities will be significantly affected not only by credit quality but also by fluctuations in the markets in which such securities are traded. Accordingly, selection and supervision by the Advisors of investments in lower rated securities involves continuous analysis of individual issuers, general business conditions, activities in the high-yield bond market and other factors. The analysis of issuers may include, among other things, historic and current financial conditions, strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity in interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

Investing in higher yield, lower rated bonds entails substantially greater risk than investing in investment grade bonds, including not only credit risk, but potentially greater market volatility and lower liquidity. Yields and market values of high-yield bonds will fluctuate over time, reflecting not only changing interest rates but also the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. In addition, adverse economic developments could disrupt the high-yield market, affecting both price and liquidity, and could also affect the ability of issuers to repay principal and interest, thereby leading to a default rate higher than has been the case historically. Even under normal conditions, the market for junk bonds may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high-yield market and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, the market for junk bonds may become more volatile and there may be significant disparities in the prices quoted for high-yield securities by various dealers. Under conditions of increased volatility and reduced liquidity, it would become more difficult for the Fund to value its portfolio securities accurately because there might be less reliable objective data available.

Investment in Securities of Foreign Issuers

From time to time, the Fund may invest in American Depositary Receipts ("ADRs"), which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of issuers not publicly traded in the United States, when the Advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk.

Initial Public Offerings (IPOs)

The Fund may invest in IPOs but historically has not done so to a significant degree. IPOs may be very volatile, rising and falling rapidly based on, among other reasons, investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified effect on Fund performance depending on market conditions.

Restricted Securities

The Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities") that have been determined to be liquid by the Advisors under standards approved by the Fund's Board of Directors, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid (see "Investment Restrictions"). Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with domestic banks or broker-dealers deemed to be creditworthy by the Advisors. A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the Fund's holding period. The value of the collateral will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of a custodian or bank acting as agent. The underlying securities, which in the case of the Fund are securities of the US Government only, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Lending of Portfolio Securities

The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act") or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and
(d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisors to be of good standing and when, in the judgment of the Advisors, the consideration that can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

Covered Call Options

In an attempt to earn additional income, and as a means of protecting the Fund's assets against market declines, the Fund may, to a limited extent, write covered call option contracts on certain of its securities and purchase call options for the purpose of eliminating outstanding contracts.

When the Fund writes a call option on securities that it owns, it gives the purchaser of the option the right to buy the securities at the price specified in the option (the "Exercise Price") at any time prior to the expiration of the option. In the strategy to be employed by the Fund, the Exercise Price, plus the option premium paid by the purchaser, is almost always greater than the market price of the underlying security at the time the option is written. If any option is exercised, the Fund will realize the long-term or short-term gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received. By writing a covered option, the Fund may forego, in exchange for the net premium, the opportunity to profit from an increase in value of the underlying security above the Exercise Price. Thus, options will be written when the Advisors believe the security should be held for the long term but expect no appreciation or only moderate appreciation within the option period. The Fund also may write covered options on securities that have a current value above the original purchase price but which, if then sold, would not normally qualify for long-term capital gains treatment. Such activities will normally take place during periods when market volatility is expected to be high.

Only call options that are traded on a national securities exchange will be written. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearinghouse for transactions with respect to options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by the OCC or the exchanges. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

The Fund may write options contracts on its securities up to 20% of the value of its net assets at the time such options are written. The Fund will not sell the securities against which options have been written (uncover the options) until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Call options may be purchased by the Fund, but only to terminate an obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same Exercise Price and expiration date as specified in the existing call option. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of a writer. Although the cost to the Fund of such a transaction may be greater than the net premium received by the Fund upon writing the original option, the Board of Directors believes that it is appropriate for the Fund to have the ability to make closing purchase transactions in order to prevent its portfolio securities from being purchased pursuant to the exercise of a call. The Advisors may also permit the call option to be exercised. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. A profit or loss from an option exercised will be realized depending upon whether the cost of the securities sold through the exercise, minus the premium received on the option, is less or more than the proceeds of the exercise.

Investment Restrictions

The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal and state regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectuses, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of outstanding shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. The Fund will not:

1) Invest less than 65% of its total assets in the communications field, except as described in the Prospectuses, (otherwise the Fund will not concentrate more than 25% of its total assets in securities of issuers in any industry);

2) Invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the outstanding voting securities of such issuer;

3) Borrow money, except as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing;

4)       Invest in real estate or mortgages on real estate;

5) Purchase or sell commodities or commodities contracts, provided that the Fund may invest in financial futures and options on such futures;

6) Act as an underwriter of securities within the meaning of the US federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

7)       Issue senior securities; or

8) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements as described in this Registration Statement.

The following investment restrictions may be changed by a vote of the majority of the Board of Directors. The Fund will not:

1) Invest in shares of any other investment company registered under the 1940 Act, except as permitted by federal law;

2) Invest more than 10% of the value of its net assets in illiquid securities (as defined under federal and state securities laws); and

3) Invest less than 80% of its assets in the communications field, except as described in the Prospectuses.

               VALUATION OF SHARES, SUBSCRIPTIONs AND REDEMPTIONs

Valuation of Shares

The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 pm (Eastern Time) each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund may enter into agreements that allow a third party, as agent for the Fund, to accept orders from its customers up until the Fund's close of business. So long as a third party receives an order prior to the Fund's close of business, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These "late day" agreements are intended to permit shareholders placing orders with third parties to place orders up to the same time as other shareholders.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at some other value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Directors, although the actual calculation may be done by the Fund's service providers.

Subscriptions

Under normal circumstances, the Fund will sell Shares by check or wire transfer of funds, as described in the Prospectuses. Shareholders may opt to subscribe to the Fund in whole or in part by a contribution of readily available marketable securities to the Fund's portfolio that meet the Fund's objective, as determined by the Advisors. Contact the Deutsche Asset Management Service Center at 1-800-730-1313 for further information.

Redemptions

The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

Under normal circumstances, the Fund will redeem Shares in cash. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders, the Fund will make payment of the redemption price in whole or in part by a distribution of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation of Shares," and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder.

              FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectuses is not intended as a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

The Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, the Fund generally must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income (including, generally, certain gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than US Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% gross income requirement described above, foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

In addition to the requirements described previously, in order to qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. In addition, as discussed below, a federal excise tax may be imposed in the event the Fund fails to meet certain additional distribution thresholds.

If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, such distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Fund Distributions

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gain distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held Shares. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, distributions from the Fund will qualify for the corporate dividends-received deduction.

Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

You should be careful to consider the tax implications of purchasing Shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distribution. You will be taxed on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by the Fund prior to your purchase.

The Fund will provide you an annual statement describing the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction, if any.

Sale, Exchange or Redemption of Fund Shares

The sale, exchange or redemption of a Fund share is a taxable event for you. Generally, gain or loss on the sale, exchange or redemption of a Fund Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if you realize a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gain distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining your long-term capital gains), you must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining your long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent you repurchase (or enter into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

In certain cases, the Fund will be required to withhold, at the applicable withholding rate, and remit to the United States Treasury distributions payable to you if you (1) have failed to provide a correct tax identification number,
(2) are subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends, (3) have failed to certify to the Fund that you are not subject to backup withholding, or (4) have failed to certify that you are a US person (including a US resident alien).

Federal Excise Tax; Miscellaneous Considerations; Effect of Future Legislation

If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most, its net capital gains and pay tax thereon. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all excise taxes.

If you are a non-US investor in the Fund you may be subject to US withholding and estate tax, as well as foreign taxes and are encouraged to consult your tax advisor prior to investing in the Fund.

State and Local Tax Considerations

Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund.

                             MANAGEMENT OF THE FUND

Directors and Officers

The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, administrator, distributor, custodian and transfer agent. The Board of Directors and the executive officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor and Sub-Advisor or other service providers. Each Director holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Director and Officer of the Fund as of the end of the most recently completed calendar year. The first section of the table lists information for each Director who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Director"). Information for each Non-Independent Director (an "Interested Director") follows. The Interested Directors are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Directors and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

The following individuals hold the same position with the Fund and the Trust.

Non-Interested Trustees

-----------------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth, Position
with the                                                                                              Number of Funds in
Fund and Length of Time        Business Experience and Directorships                                  the Fund Complex
Served^1,^2                    During the Past 5 Years                                                Overseen
-----------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the           67
2/3/47                     Board, Weirton Steel Corporation3 (April 1996 to present); Member of
Trustee since 2002         the Board, Hollinger International, Inc.^3 (publishing) (1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell
                           Hutchins families of funds) (registered investment companies) (1995 to present); and Member, Textron Inc.^3 International Advisory Council
                           (July 1996 to present). Formerly, Partner, McKinsey & Company
                           (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms
                           Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board,
                           Homestake Mining^3 (mining and exploration) (1998-February 2001), Archer
                           Daniels Midland Company^3 (agribusiness operations) (October 1996-June
                           2001) and Anchor Gaming (gaming software and equipment) (March
                           1999-December 2001).
--------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix            65
3/28/30                    Euclid Market Neutral Funds (since May 1998) (registered investment
Trustee since 1999         companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick
                           (June 1956-June 1986); Director, Vintners International Company Inc.
                           (June 1989-May 1992), Coutts (USA) International (January 1992-March
                           2000), Coutts Trust Holdings Ltd., Coutts Group (March 1991-March
                           1999); General Partner, Pemco (investment company) (June 1979-June
                           1986).
--------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New          66
7/15/37                    York University (since 1964); Trustee, CREF (since 2000); Director,
Trustee since 1992         S.G. Cowen Mutual Funds (1985-2001), Japan Equity Fund, Inc. (since
                           1992), Thai Capital Fund, Inc. (since 2000) and Singapore Fund, Inc.
                           (since 2000) (registered investment companies).
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance          65
2/18/46                    Department, The Wharton School, University of Pennsylvania (since
Trustee since 1999         1972); Director, Lauder Institute of International Management Studies
                           (since 2000); Co-Director, Wharton Financial Institutions Center (since
                           2000) and Vice Dean and Director, Wharton Undergraduate Division
                           (1995-2000).
--------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (1997 to present); Director, Soundview                 65
05/27/37                   Technology Group Inc. (investment banking) (July 1998 to present),
Trustee since 2002         Corvis Corporation^3 (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds
                           (registered investment companies) (March 1998 to present). Formerly,
                           Director, Circon Corp.^3 (medical instruments) (November 1998-January
                           1999); President and Chief Executive Officer, The National Association
                           of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc.
                           (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated
                           (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex.
                           Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                           (1976-1985).
--------------------------------------------------------------------------------------------------------------------


                                       13

-----------------------------------------------------------------------------------------------------------------------------------
Name, Date of Birth, Position
with the                                                                                              Number of Funds in
Fund and Length of Time        Business Experience and Directorships                                  the Fund Complex
Served^1,^2                    During the Past 5 Years                                                Overseen
-----------------------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate) (since        65
01/31/33                   1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer
Trustee since 2002         (since 1985) and Trustee of 22 open-end mutual funds managed by Sun
                           Capital Advisers, Inc. (since 1998).
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts               65
4/10/51                    (charitable foundation) (1994 to present). Formerly, Executive
Trustee since 2002         Director, The Pew Charitable Trusts (1988-1994); Director, ISI Family
                           of Funds (registered investment companies) (1997-1999) and Director and
                           Executive Vice President, The Glenmede Trust Company (investment trust and wealth management (1994-2002).
--------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (Economic and Financial                  65
10/11/35                   Consulting) (since 1988). Formerly, Director, Financial Industry
Trustee since 1999         Consulting, Wolf & Company (consulting)(1987-1988); President, John
                           Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of
                           Treasury and Financial Services, John Hancock Mutual Life Insurance
                           Company, Inc. (1982-1986).
--------------------------------------------------------------------------------------------------------------------
William N. Searcy          Pension & Savings Trust Officer, Sprint Corporation3                           65
09/03/46                   (telecommunications) (since 1989); Trustee of 22 open-end mutual funds
Trustee since 2002         managed by Sun Capital Advisers, Inc. (since 1998).
--------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth        President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1982        68
1/29/40                    to present); President and Director, Trust for Investment Managers
Trustee since 2002         (registered investment company) (1999 to present). Formerly President,
                           Investment Company Administration, L.L.C. (1992*-July 2001); President,
                           Treasurer and Director, First Fund Distributors, Inc. (1990-January
                           2002); Vice President, Professionally Managed Portfolios (1999-2002)
                           and Advisors Series Trust (1997-2002) (registered investment companies); and President, Guinness Flight Investment Funds, Inc.
                           (registered investment companies).
                           * Inception date of the corporation which was the predecessor to the
                           LLC.
--------------------------------------------------------------------------------------------------------------------


Interested Trustee

---------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                  Number of Funds
Fund and Length of Time    Business Experience and Directorships                                   in the Fund
Served^1,^2                During the Past 5 Years                                                 Complex Overseen
---------------------------------------------------------------------------------------------------------------------
Richard T. Hale^4          Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche            200
7/17/45                    Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present);
Chairman since August 16,  Director and President, Investment Company Capital Corp. (registered
2002 and Trustee since     investment advisor) (1996 to present); Director, Deutsche Global Funds,
1999                       Ltd. (2000 to present), CABEI Fund (2000 to present), North American
                           Income Fund (2000 to present) (registered investment companies);
                           President, DB Hedge Strategies Fund LLC (June 2002 to present),
                           Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc.
                           (2000 to present); formerly, Director, ISI Family of Funds (registered investment company; 4 funds overseen) (1992-1999).
---------------------------------------------------------------------------------------------------------------------



                                       14

Officers

---------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served^1,^2                During the Past 5 Years
---------------------------------------------------------------------------------------------------------------------
William F. Glavin, Jr.^5   Managing Director of Deutsche Asset Management, Inc., Vice President and Director of
8/30/58                    Scudder Distributors, Inc., Trustee, Crossroads for Kids, Inc. (serves at risk children).
President since 2002
---------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^5           Vice President, Deutsche Asset Management (2000-present). Formerly, Director, John
10/13/63                   Hancock Signature Services (1992-2001); Senior Manager, Prudential Mutual Fund Services
Vice President and         (1987-1992).
Anti-Money Laundering
Compliance Officer since
2002
---------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^5         Director, Deutsche Asset Management (April 2000 to present); Certified Public Accountant;
8/5/57                     Certified Management Accountant. Formerly, Vice President and Department Head, BT Alex.
Treasurer since 2002       Brown Incorporated (Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers &
                           Lybrand L.L.P. (PricewaterhouseCoopers LLP) (1993-1998).
---------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global
3/27/54                    Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002),
Secretary since 2002       Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999);
                           Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).
---------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum         Director, Deutsche Asset Management (2002-present). Formerly, Vice President, Deutsche
9/14/60                    Asset Management (2000-2002); Partner, Freedman, Levy, Kroll & Simonds (1997-1999).
Assistant Secretary since
2002
---------------------------------------------------------------------------------------------------------------------
Amy M. Olmert              Director, Deutsche Asset Management (1999-present); Certified Public Accountant.
5/14/63                    Formerly, Vice President, BT Alex. Brown Incorporate (now Deutsche Bank Securities Inc.)
Assistant Secretary since  (1997-1999); Senior Manager and other positions, Coopers & Lybrand LLP (now
2002                       PricewaterhouseCoopers LLP) (1988-1997).
---------------------------------------------------------------------------------------------------------------------

^1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

^2 Length of time served represents the date that each Trustee or Officer first began serving in that position with BT Pyramid Mutual Funds of which this fund is a series.

^3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

^4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

^5       Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the Fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Director Ownership in the Fund

    ----------------------------- ---------------------------------------- ------------------------------------
                                                                           Aggregate Dollar Range of
                                                                           Ownership as of December 31, 2001
                                  Dollar Range of Beneficial Ownership     in all Funds Overseen by Director
    Director                      in the Fund1                             in the Fund Complex2
    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------
    Independent Directors
    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------
    Interested Directors
    ----------------------------- ---------------------------------------- ------------------------------------

    ----------------------------- ---------------------------------------- ------------------------------------

1 Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the "1934 Act') include direct and/or indirect ownership of securities where the director's economic interest is tied to the securities, employment ownership and securities when the director can exert voting power and when the director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

2        The   dollar   ranges   are:   None,    $1-$10,000,    $10,001-$50,000,
         $50,001-$100,000, over $100,000. Currently, the Fund Complex consists of the following

Ownership in Securities of the Advisors and Related Companies

    As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).


                                                                                 Value of
                                    Owner and                                 Securities on      Percent of
                                 Relationship to                  Title of     an Aggregate      Class on an
             Director               Director          Company       Class         Basis        Aggregate Basis
             --------               --------          -------       -----         -----                  -----



Information Concerning Committees and Meetings of Directors

Board Committees. The current Board of Trustees was elected on August 14, 2002. The Trust's Board currently has the following committee:

Audit Committee: The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the auditors as to their independence. The members of the Audit Committee are S. Leland Dill (Chairman) and all of the Non-Interested Trustees.

For the fiscal year ended [_____________], the Trust's Board had the following committees:

Audit Committee: The Audit Committee annually recommended the Independent Accountants. It also reviewed financial statements, the scope and results of the Independent Accountants' audit and non-audit services, and other audit-related issues of the Fund. The Audit Committee met with management and the Independent Accountants to discuss the audit and auditor independence. The Audit Committee normally met two times per fiscal year and more frequently if deemed appropriate by the Audit Committee. The Audit Committee met _____ during fiscal year _____.

Nominating Committee: The Nominating Committee reviewed and nominated persons to serve as members of the Board of Trustees. The Nominating Committee accepted recommendations from shareholders, the Adviser and others for nominations of Trustees. The Nominating Committee met as often as it deems appropriate. The Nominating Committee met __________during fiscal year ______.

Executive Committee: When the Board of Trustees is not in session, the Executive Committee may exercise all of the powers of the Board of Trustees in the management and affairs of the Fund unless prohibited by law or the Fund's bylaws. The Executive Committee also reviewed and made recommendations concerning pricing of the Fund's portfolio securities when a particular security cannot be properly valued. The Executive Committee met as often as it deemed appropriate. The Executive Committee met__________ during fiscal year
---------.

Remuneration. Each Non-interested Trustee receives compensation from the Fund for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. No additional compensation is paid to any Non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Trustee from the Trust and aggregate compensation from the fund complex during the fiscal year ended November 30, 2001.

                                                 Pension or Retirement      Estimated Annual       Total Compensation
                        Compensation from the  Benefits Accrued as Part      Benefits Upon        Paid to Trustees from
Name of Trustees*                Fund              of Fund Expenses            Retirement             Fund Complex
----------------                 ----              ----------------            ----------             ------------

Nicholas C. Babson                 $                      $                     $                               $
Richard W. Burke                   $                      $                     $                               $
Robert L. Stovall                  $                      $                     $                               $

* The current Board of Trustees was elected on August 14, 2002 and therefore had not received any compensation from the Fund or the Trust as of the Fund's most recent fiscal year end.

Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, DBSI in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are Officers or Directors of Deutsche Asset Management or the Advisors may be considered to have received remuneration indirectly. As compensation for his or her services, each Independent Director receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairmen of the Fund Complex's Audit Committee and Executive Committee receive an annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended December 31, 2002, Independent Directors' fees attributable to the assets of the Fund totaled $________.

The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended December 31, 2001.

                                                  COMPENSATION TABLE
                                                                                         Total Compensation From the
                                     Aggregate Compensation          Pension or         Fund and Fund Complex Payable
                                      From the Fund for the      Retirement Benefits     to Directors for the Fiscal
                                        Fiscal Year Ended        Accrued as Part of              Year Ended
Name of Person, Position                December 31, 2001           Fund Expenses             December 31, 2001
---------------------------------- ---------------------------- ---------------------- --------------------------------



Certain funds in the Fund Complex adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's administrator or its respective affiliates (the "Retirement Plan"). The Retirement Plan is unfunded and unvested. On February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Retirement Plan, voted to amend the Retirement Plan effective January 1, 2001 as part of an overall review of the compensation paid to Directors. The amendments provide that no further benefits would accrue to any current or future directors and include a one-time payment of benefits accrued under the Retirement Plan to Directors, as calculated based on the following actuarial assumptions: (1) retirement benefits at later of age 65 or 10 years of service based on a 10% per year service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 1, 2001. At each Director's election, this one-time payment could be transferred into the Directors' Deferred Compensation Plan, described below.

Under the Retirement Plan in effect until December 31, 2000, the Fund has one participant, a Director who retired effective December 31, 1996, who qualified for the Retirement Plan by serving fourteen years as a Director and who will be paid a quarterly fee of $4,875 by certain funds in the Fund Complex for the rest of his life. Such fees are allocated to certain funds in the Fund Complex based upon the relative net assets of such funds to the Fund Complex.

Any Director who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Hardiman, Levy, McDonald, Vogt, Wadsworth, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among the funds in the

Fund Complex in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Code of Ethics

The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits access persons to trade securities that may be purchased or held by the Fund for their own accounts, provided that the access persons comply with the provisions of the advisor's or sub-advisor's codes of ethics and requires that each of these codes be approved by the Board of Directors. In addition, the Fund's code contains reporting requirements applicable to the Independent Directors of the Fund.

The Fund's advisor, Investment Company Capital Corporation ("ICCC" or the "Advisor") and its affiliates (including the Fund's distributor, SDI) have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor's Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Code's preclearance requirements. In addition, the Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Fund's sub-Advisor, Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Advisor's Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Code's preclearance requirements. In addition, the Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

These codes of ethics are on public file with, and are available from, the SEC.


                     INVESTMENT ADVISORY AND OTHER SERVICES

ICCC, the investment advisor, is an indirect subsidiary of Deutsche Bank AG. ABIM, the Fund's sub-advisor, is a limited partnership owned by J. Dorsey Brown and Buppert, Behrens & Owens, Inc. a company organized by three employees of ABIM. ICCC also serves as investment advisor and ABIM serves as sub-advisor to other funds in the Deutsche Asset Management family of funds.

Under the Investment Advisory Agreement, ICCC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. ICCC has delegated this responsibility to ABIM provided that ICCC continues to supervise the activities of ABIM and report thereon to the Fund's Board of Directors. Any investment program undertaken by ICCC or ABIM will at all times be subject to policies and control of the Fund's Board of Directors. ICCC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICCC without reimbursement by the Fund for any costs. Neither ICCC nor ABIM shall be liable to the Fund or its shareholders for any act or omission by ICCC or ABIM or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICCC and ABIM to the Fund are not exclusive and ICCC and ABIM are free to render similar services to others.

As compensation for its services, ICCC is entitled to receive a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of that portion exceeding $1.5 billion. As compensation for its services, ABIM is entitled to receive a fee from ICCC, payable from its advisory fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 0.65% of the first $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $500 million, 0.42% of the next $500 million,

0.40%of that portion in excess of $1.5 billion and 0.30% of the aggregate net assets of the Fund, Flag Investors Equity Partners Fund, Inc. and Flag Investors Value Builder Fund, Inc. that exceed $3.75 billion. The Advisor and Sub-Advisor may waive its fees from time to time.

Advisory Contract Approval

Both the Investment Advisory Agreement and the Sub-Advisory Agreement have an initial term of two years and continue in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Directors of the Fund's Board who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose (as defined under "Capital Stock"). In approving the continuation of the Fund's investment Advisory Agreement and Sub-Advisory Agreement, the Board, including the Independent Directors, carefully considered
(1) the nature and quality of services to be provided to the Fund; (2) the Advisors' compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisors benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Fund and affiliates of the Advisors (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisors received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Advisory Agreement and Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Fund or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act). The Sub-Advisory Agreement has similar termination provisions.

ICCC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICCC serves as the Fund's custodian (See the section entitled "Custodian, Transfer Agent and Accounting Services.")

                                  ADMINISTRATOR

ICCC serves as Administrator of the Fund. The Administrative Services Appendix to the Master Services Agreement provides that the Administrator, in return for its fee, will (a) supervise and manage all aspects of the Fund's operations, other than portfolio management and distribution; (b) provide the Fund with such executive, administrative, clerical and bookkeeping services as are deemed advisable by the Fund's Board of Directors; (c) provide the Fund with, or obtain for it, adequate office space and all necessary office equipment and services including all items for any offices as are deemed advisable by the Fund's Board of Directors; (d) supervise the operations of the Fund's transfer and dividend disbursing agent; and (e) arrange, but not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and State Blue Sky authorities.

Under the Administrative Services Appendix to the Master Services Agreement, the Fund pays ICCC an annual fee based on the Fund's average daily net assets. This fee is calculated and accrued daily and the amounts of the daily accruals are paid monthly, at the annual rate of 0.15% of the Fund's average daily net assets. ICCC, acting as the Fund's Administrator and Advisor, has contractually agreed to waive its fees equal to 0.15% of the Fund's average daily net assets until at least April 30, 2003. This agreement may be extended for another period, provided such continuance is specifically approved at least annually by the vote of a majority of the Board of Directors of the Fund.

The Administrative Services Appendix to the Master Services Agreement may be terminated at any time, on waivable written notice within 60 days and without any penalty, by vote of the Fund's Board of Directors or by the Administrator. The agreement automatically terminates in the event of its assignment.

The Administrative Services Appendix to the Master Services Agreement obligates the Administrator to exercise care and diligence and to act in good faith and to use its best efforts within reasonable limits in performing the services provided for under the agreement, but the Administrator is not liable for any act or omission which does not constitute willful misfeasance, bad faith, gross negligence or reckless disregard of duties and obligations on the part of the Administrator.

Advisory and Administrative fees paid by the Fund to ICCC and sub-advisory fees paid by ICCC to ABIM for the last three fiscal years were as follows:


                                                            Year Ended December 31,

     ------------------------------- --------------------------------------------------------------

                                            2002                 2001                 2000
                                            ----                 ----                 ----
     Advisory Fees
     ------------------------------- -------------------- -------------------- --------------------
     Sub-Advisory Fees
     ------------------------------- -------------------- -------------------- --------------------
     Administrator Fees
     ------------------------------- -------------------- -------------------- --------------------
     Fee Waiver
     ------------------------------- -------------------- -------------------- --------------------
     Net Fees
     ------------------------------- -------------------- -------------------- --------------------

                           DISTRIBUTION OF FUND SHARES

Scudder   Distributors,   Inc.  ("SDI"  or  the  "Distributor")  serves  as  the
distributor of each class of the Fund's Shares pursuant to a Distribution Agreement (the "Distribution Agreement").

The Distribution Agreement provides that SDI shall; (i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectuses; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. SDI shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of SDI are not exclusive and SDI shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of SDI in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and SDI will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval.

SDI and certain broker-dealers ("Participating Dealers") have entered into Sub-Distribution Agreements under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund. Any Sub-Distribution Agreement may be terminated or assigned be either party, without penalty, upon ten days' written notice to the other party. Any Sub-Distribution Agreement may also be terminated at any time without penalty by the vote of a majority of the Fund's Independent Directors or by the vote of a majority of the outstanding voting securities of the Fund.

With respect to Class A Shares, Class B Shares and Class C Shares, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions to act as shareholder service agents, pursuant to which SDI will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Currently, banking laws and regulations do not prohibit a financial holding company affiliate from acting as a distributor or Shareholder Service Agent or in other capacities for investment companies. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Advisor, the Distributor or their respective affiliates will provide compensation out of their own resources for ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations by various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder service capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Service Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Service Agents. Such financial institutions may impose separate fees in connection with these services.

As compensation for providing distribution services as described above, the Fund will pay SDI, an annual fee, paid monthly equal to 0.25% of the average daily net assets of the Class A Shares, 0.75% of the average daily net assets of the Class B Shares and 0.75% of the average daily net assets of the Class C Shares. The Institutional Class does not incur distribution fees. With respect to the Class A Shares, SDI expects to allocate up to all of its fee to Participating Dealers and Shareholder Service Agents. With respect to the Class B Shares and the Class C Shares, SDI expects to retain the entire distribution fee as reimbursement for front-end payments to Participating Dealers. In addition, with respect to the Class B Shares and the Class C Shares, the Fund will pay SDI a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the respective class. (See the Prospectuses.) SDI expects to allocate most of its shareholder servicing fee to Participating Dealers and Shareholder Service Agents. SDI does not receive compensation for distributing the Institutional Class.

As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received aggregate fees in the following amounts:

--------------------------------------------- ---------------------------------------------------------------
                                                            Fiscal Year Ended December 31,
--------------------------------------------- -------------------- --------------------- --------------------
Fees                                                2002                 2001                  2000
--------------------------------------------- -------------------- --------------------- --------------------
12b-1 Fee - Class A Shares
--------------------------------------------- -------------------- --------------------- --------------------
12b-1 Fee and Shareholder Servicing Fee
- Class B Shares
--------------------------------------------- -------------------- --------------------- --------------------
12b-1 Fee and Shareholder Servicing Fee
- Class C Shares
--------------------------------------------- -------------------- --------------------- --------------------



Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for each class of Shares (except the Institutional Class) (the

"Plans"). Under the Plans, the Fund pays a fee to SDI for distribution and other shareholder service assistance as set forth in the Distribution Agreement, and SDI is authorized to make payments out of its fees to Participating Dealers and Shareholder Service Agents. The Plans remain in effect from year to year thereafter as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose.

In approving the Plans, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans will be renewed only if the Directors make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund. The Plans may be terminated at any time upon sixty days' notice, in either case without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding Shares of the related class (as defined under "Capital Stock").

During the continuance of the Plans, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to SDI pursuant to the Distribution Agreement and to broker-dealers pursuant to any Sub-Distribution Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

If a Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to SDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates with respect to that class. In return for payments received pursuant to the Plans for the last three fiscal years, the Fund's distributor paid the distribution related expenses of the related classes including one or more of the following: printing and mailing of prospectuses to other than current shareholders and compensation to dealers and sales personnel.

The Fund's distributor received commissions on the sale of Class A Shares and contingent deferred sales charges on the Class B and Class C Shares and from such commissions and sales charges retained the following amounts:

-------------------------- ------------------------------------------------------------------------------------------
                                                        Fiscal Year Ended December 31,
-------------------------- ------------------------------------------------------------------------------------------
                                       2002                           2001                          2000
-------------------------- ---------------- ------------- ---------------- ------------ ---------------- ------------
          Class                               Retained       Received       Retained       Received       Retained
                           Received
-------------------------- ---------------- ------------- ---------------- ------------ ---------------- ------------


Class A Commissions
-------------------------- ---------------- ------------- ---------------- ------------ ---------------- ------------

Class B Contingent
Deferred Sales Charge
-------------------------- ---------------- ------------- ---------------- ------------ ---------------- ------------

Class C  Contingent
Deferred Sales Charge
-------------------------- ---------------- ------------- ---------------- ------------ ---------------- ------------

The Fund will pay all costs associated with its organization and registration under the Securities Act of 1933 and the 1940 Act. Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Independent Directors, and of independent certified public accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including Officers and Directors) of the Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ICCC, ABIM, or SDI.

The address of SDI is 222 South Riverside Plaza, Chicago, IL 60606.

                                    BROKERAGE

ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection and for negotiation of commission rates, subject to the supervision of ICCC. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between ABIM and the broker-dealers. ABIM may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, its affiliates, and SDI.

In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security, although in some cases they may include a commission-like charge.
Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with affiliates of the Advisors in any transaction in which they act as a principal.

If affiliates of the Advisors are participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that the limitation will not affect its ability to carry out its present investment objective.

ABIM's primary consideration in effecting securities transactions is to seek to obtain best price and execution of orders on an overall basis. As described below, ABIM may, in its discretion, effect transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by ABIM to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to ABIM in servicing its clients other than the Fund. Similarly, any research services received by ABIM through placement of portfolio transactions of other clients may be of value to ABIM in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to ABIM by a broker-dealer. The research and statistical services received supplement ABIM's research and analysis and therefore, may tend to benefit the Fund and ABIM's other clients. Generally, the Advisor will not, except to the extent permitted by SEC interpretations, pay commissions or other remuneration on the over-the-counter transactions, but there may be instances where it is appropriate to do so. With the introduction of decimal pricing, the bid and ask spreads are narrowing, and market makers who also sell research services may include commissions as compensation for research services, as they customarily do for listed trades. ABIM's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ABIM's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, ABIM is also authorized to pay broker-dealers (other than affiliates of the Advisors) higher commissions than another broker might have charged on brokerage transactions for the Fund for brokerage or research services. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of Shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions through affiliates of the Advisors. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which requires that the commissions paid to affiliates of the Advisors must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICCC and ABIM to furnish reports and to maintain records in connection with such reviews.

ABIM manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ABIM. ABIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

ABIM directed transactions to broker-dealers and paid related commissions because of brokerage or research services in the following amounts:

         ------------------------------ ---------------------------------------------------------------
                                                         Fiscal Year Ended December 31,
         ------------------------------ ---------------------------------------------------------------
                                               2002                 2001                  2000
         ------------------------------ -------------------- -------------------- ---------------------
         Transactions Directed
         ------------------------------ -------------------- -------------------- ---------------------
         Commissions Paid
         ------------------------------ -------------------- -------------------- ---------------------

For the fiscal year ended December 31, 2002, the Fund paid commissions to DBSI and its affiliates in the aggregate amount of $___. For the fiscal years ended December 31, 2000 and December 31, 1999, the Fund paid commissions to DBSI and its affiliates in the aggregate amount of $0 and $7,200, respectively. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Fund has acquired during its most recent fiscal year. As of December 31, 2002, the Fund did ________ hold any securities of its regular brokers or dealers.

                                  CAPITAL STOCK

Under the Fund's Articles of Incorporation, the Fund authorized Shares of capital stock, with a par value of $.001 per share. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval.

The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time. The Fund currently has one Series and the Board has designated four classes of Shares:
Flag Investors Communications Fund Class A Shares, Flag Investors Communications Fund Class B Shares, Flag Investors Communications Fund Class C Shares and Flag Investors Communications Fund Institutional Class. In the event separate series are established, all Shares of the Fund, regardless of series or class, would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. In general, each such series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series would be treated as separate entities. Generally, each class of Shares issued by a particular series would be identical to every other class and expenses of the Fund (other than 12b-1 fees and any applicable services fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. There are no preemptive, conversion or exchange rights applicable to any of the Shares. The issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

As used in this Statement of Additional Information, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

                CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

Deutsche Bank Trust Company Americas, formerly known as Bankers Trust Company ("Deutsche Bank Trust") c/o BTNY Services, Inc. 100 Plaza One Jersey City, New Jersey 07311, has been retained to act as custodian of the Fund's investments. Deutsche Bank Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Deutsche Bank Trust and the Fund. For the fiscal year ended December 31, 2002, Deutsche Bank Trust was paid $______ as compensation for providing custody services to the Fund and Portfolio. Investment Company Capital Corp. has been retained to act as transfer and dividend disbursing agent. As compensation for providing these services, the Fund pays ICCC up to $16.67 per account per year, plus reimbursement for out-of-pocket expenses. For the fiscal year ended December 31, 2002, ICCC received transfer agency fees of $__________.

ICCC also provides certain accounting services to the Fund under a Master Services Agreement between the Fund and ICCC. As compensation for these services, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

       Average Daily Net Assets               Incremental Annual Accounting Fee
       ------------------------               ---------------------------------

          $ 0 - $ 10,000,000                          $13,000(fixed fee)
     $ 10,000,000 -  $   20,000,000                         0.100%
     $ 20,000,000 -  $   30,000,000                         0.080%
     $ 30,000,000 -  $   40,000,000                         0.060%
     $ 40,000,000 -  $   50,000,000                         0.050%
     $ 50,000,000 -  $   60,000,000                         0.040%
     $ 60,000,000 -  $   70,000,000                         0.030%
     $ 70,000,000 -  $  100,000,000                         0.020%
     $100,000,000 -  $  500,000,000                         0.015%
     $500,000,000 -  $1,000,000,000                         0.005%
          over $1,000,000,000                               0.001%

In addition, the Fund reimburses ICCC for certain out-of-pocket expenses.

As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 2002, ICCC received fees of $__________.

                             INDEPENDENT ACCOUNTANTS

[_______________], 250 West Pratt Street, Baltimore, Maryland 21201, are independent accountants to the Fund.

                                  LEGAL MATTERS
         [______________] serves as counsel to the Fund.

                             PERFORMANCE INFORMATION

The Fund calculates total return separately for each class of its shares. Each class of Shares is subject to different fees and expenses and, consequently, may have different total returns for the same period. The Fund may advertise any type of performance information permitted by applicable regulations, including the following types of performance information: average annual total returns (before taxes), average annual total returns (after taxes on distributions), average annual total returns (after taxes on distributions and redemption), and aggregate total returns (before taxes).

                   Average Annual Total Returns (Before Taxes)

The Fund, when advertising average annual total return before taxes for a class of its Shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                P (1 + T)^n = ERV
Where:
P  =
        P             =       hypothetical initial payment of $1,000;
        T             =       average annual total return;
        n             =       period covered by the computation, expressed in
                              years;
        ERV           =       ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).


The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

           Average Annual Total Returns (After Taxes on Distributions)

The Fund, when advertising average annual total return after taxes on distributions for a class of its Shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

                                P (1 + T)n = ATVD

Where:
        P             =       hypothetical initial payment of $1,000;
        T             =       average annual total return (after taxes on
                              distributions);
        n             =       period covered by the computation, expressed in
                              years;
        ATVD          =       ending value of a  hypothetical  $1,000  payment
                              made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period
                              (or fractional portion), after taxes on fund distributions but not after taxes on redemptions

The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable "ATVD" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Fund assumes that the redemption has no tax consequences.

The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

   Average Annual Total Returns (After Taxes on Distributions and Redemption)

The Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its Shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

                               P (1 + T)n = ATVDR

Where:
        P             =       hypothetical initial payment of $1,000;
        T             =       average annual total return (after taxes on
                              distributions and redemption);
        n             =       period covered by the computation, expressed in
                              years;
        ATVDR         =       ending value of a hypothetical $1,000 payment made
                              at the beginning of the 1-, 5- or 10-year
                              (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;
(2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

The Fund calculates the taxes due on any distributions as described above under "Average Annual Total Returns (After Taxes on Distributions)".

The ending value (variable "ATVDR" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges ,the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Fund separately tracks the basis of Shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for Shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that Shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

                     Aggregate Total Returns (Before Taxes)

The Fund, when advertising aggregate total return before taxes for a class of its Shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                       Aggregate Total Return =[(ERV) -1]
                                                 ---
                                                  P

Where:
        P             =       hypothetical initial payment of $1,000;
        ERV                   = ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The  calculation  for aggregate total returns before taxes is made assuming that
(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's Shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

Other Non-Standardized Total Return Calculations

The Fund may also from time to time include in advertising total return figures that are not calculated according to the formulas set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund may calculate its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in a class of Shares of the Fund and assuming the reinvestment of each distribution at net asset value on the reinvestment date. For this alternative computation, the Fund assumes that the full amount of an investor's investment is invested in Shares (i.e., sales charges are not deducted from an investor's investment). This differs from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in Shares. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

As of December 31, 2002
----------------------------------------- ------------------ ---------------- ----------------- -------------------
                                               1 Year            5 Years          10 Years       Since Inception1

----------------------------------------- ------------------ ---------------- ----------------- -------------------
Average Annual Total Returns (Before
Taxes)
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class A Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class B Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class C Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Institutional Class
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Average Annual Total Returns (After
Taxes on Distributions)
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class A Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class B Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class C Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Institutional Class
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Average Annual Total Returns (After
Taxes on Distributions and Redemption)
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class A Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class B Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class C Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Institutional Class
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Aggregate Total Returns (Before Taxes)
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class A Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class B Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class C Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Institutional Class
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Average Annual Total Return at Net
Asset Value
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class A Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class B Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Class C Shares
----------------------------------------- ------------------ ---------------- ----------------- -------------------
Institutional Class
----------------------------------------- ------------------ ---------------- ----------------- -------------------

1        Inception Dates:  Class A Shares - January 18, 1984.
         Class B Shares - January 3, 1995.
         Class C Shares - October 28, 1998.
         Institutional Class - June 4, 1998.

The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding US Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions. For the fiscal years ended December 31, 2002 and December 31, 2001, the Fund's portfolio turnover rate was ___% and ___%, respectively. The portfolio turnover rates include the purchase and sale of securities of the Fund as a stand-alone fund in addition to the activity of the Communications Portfolio (as part of the master-feeder structure).

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

To Fund management's knowledge, the Directors and Officers of the Fund as a group (12 persons) beneficially owned less than _____% of the Fund's total outstanding Shares, as of __________*. To Fund management's knowledge, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of the Fund, as of _____________. Fund management believes that most of the Shares referred to below are held by the persons indicated for their fiduciary, agency or custodial customers.

                 Name and Address                            Percentage Owned
                 ----------------                            ----------------


* As of such date, to Fund management's knowledge, DBSI beneficially owned less than 1% of such shares.

                              FINANCIAL STATEMENTS

The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements.

The financial statements for the Fund and the Portfolio, including notes thereto and the report of ______________ for the Fund for the fiscal year ended ______________ are incorporated herein by reference to the Fund's Annual Report dated __________. The Fund's Annual Report to Shareholders of Flag Investors Communications Fund, Inc. dated ___________, is on file with the SEC.

                                   APPENDIX A

                             CORPORATE BOND RATINGS

Standard & Poor's Bond Ratings

AAA - The highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Very strong capacity to pay interest and repay principal and, in the majority of instances, differs from the higher rated issues only in small degree.

A - Strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

C - This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D - In payment default. The D rating category is used when interest payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's Bond Ratings

Aaa - Judged to be of the best quality. Carries the smallest degree of investment risk and generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Judged to be of high quality by all standards. Together with the Aaa group, comprise what are generally known as high grade bonds. Rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities or the fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Possess many favorable investment attributes and are to be considered as upper- medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Considered as medium-grade obligations, that is, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate; and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Of poor standing. May be in default or there may be present elements of danger with respect to principal or interest.

Ca - Represent obligations that are speculative in a high degree. Often in default or have other marked shortcomings.

C - The lowest rated class of bonds. Can be regarded as having extremely poor prospects of ever attaining any real investment standing.

PART C. OTHER INFORMATION
Item 23. Exhibits

(a)  (1) Articles of  Incorporation  incorporated  by reference to Exhibit (1)(a) to  Post-Effective  Amendment
     No. 19 to  Registrant's  Registration  Statement  on Form N-1A  (Registration  No.  2-87336),  filed  with the
     Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(a)  (2) Articles  Supplementary,  as filed with the Maryland  Department of  Assessments  and Taxation on September
     13, 1990  incorporated  by reference to Exhibit  (1)(b) to  Post-Effective  Amendment  No. 19 to  Registrant's
     Registration  Statement  on Form N-1A  (Registration  No.  2-87336),  filed with the  Securities  and Exchange
     Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(a)  (3)  Articles  Supplementary,  as filed with the  Maryland  Department  of  Assessments  and  Taxation  on
     December  27,  1993  incorporated  by  reference  to  Exhibit  (1)(c) to  Post-Effective  Amendment  No. 19 to
     Registrant's  Registration  Statement on Form N-1A  (Registration No. 2-87336),  filed with the Securities and
     Exchange Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(a)  (4)  Articles  Supplementary,  as filed with the  Maryland  Department  of  Assessments  and  Taxation  on
     November  18,  1994  incorporated  by  reference  to  Exhibit  (1)(d) to  Post-Effective  Amendment  No. 19 to
     Registrant's  Registration  Statement on Form N-1A  (Registration No. 2-87336),  filed with the Securities and
     Exchange Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(a)  (5) Articles  Supplementary,  as filed with the Maryland Department of Assessments and Taxation on January
     20, 1998 (adding the Flag  Investors  Institutional  Shares)  incorporated  by reference to Exhibit  (1)(e) to
     Post-Effective  Amendment  No.  21 to  Registrant's  Registration  Statement  on Form N-1A  (Registration  No.
     2-87336),  filed with the Securities and Exchange  Commission via EDGAR  (Accession No.  950116-98-000501)  on
     February 27, 1998.

(a)  (6)  Articles  Supplementary,  as filed with the  Maryland  Department  of  Assessments  and  Taxation  on
     September 29, 1998 (adding the Flag Investors  Class C Shares),  incorporated  by reference to  Post-Effective
     Amendment 22 to Registrant's  Registration  Statement on Form N-1A (Registration No. 2-87336),  filed with the
     Securities and Exchange Commission via EDGAR (Accession No. 950116-99-000307) on February 26, 1999.

(a)  (7)  Articles  Supplementary,  as filed with the  Maryland  Department  of  Assessments  and  Taxation  on
     November 19, 1998,  incorporated  by reference to  Post-Effective  Amendment 22 to  Registrant's  Registration
     Statement on Form N-1A  (Registration  No.  2-87336),  filed with the Securities  and Exchange  Commission via
     EDGAR (Accession No. 950116-99-000307) on February 26, 1999.

(a)  (8) Articles of Amendment,  as filed with the Maryland  Department of Assessments and Taxation on November
     20, 1998, incorporated by reference to Post-Effective  Amendment 22 to Registrant's  Registration Statement on
     Form N-1A (Registration No. 2-87336),  filed with the Securities and Exchange  Commission via EDGAR (Accession
     No. 950116-99-000307) on February 26, 1999.



(a)  (9) Articles  Supplementary,  as filed with the Maryland Department of Assessments and Taxation on October
     5, 1999, incorporated by reference to Post-Effective  Amendment No. 23 to Registrant's  Registration Statement
     on Form N-1A  (Registration  No.  2-87336),  filed with the  Securities  and Exchange  Commission via EDGAR on
     April 24, 2000.

(a)  (10) Articles  Supplementary,  as filed with the Maryland  Department of Assessments  and Taxation on July
     21,  2001,  incorporated  by  reference  to  Post-Effective  Amendment  No.  29 to  Registrant's  Registration
     Statement filed with the Securities and Exchange Commission on May 1, 2002.

(b)  By-Laws, as amended through February 12, 2001,  incorporated by reference to Post-Effective  Amendment No.
     29 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 1, 2002.

(c)  Instruments  Defining  Rights of  Security  Holders  incorporated  by  reference  to  Exhibit 1  (Articles  of
     Incorporation),  as amended to date to  Post-Effective  Amendments Nos. 19 and 21 to Registrant's  Registration
     Statement  (Registration No. 2-87336),  filed with the Securities and Exchange  Commission via EDGAR (Accession
     Nos.  950116-96-000068  and  950116-98-000501,  respectively)  on  February 8, 1996 and  February  27, 1998 and
     Exhibit 2 (By-Laws) as amended to date,  to  Post-Effective  Amendment No. 20 to such  Registration  Statement, filed with the Securities  and Exchange  Commission via EDGAR  (Accession  No.  950116-97-000792)  on April 28,
     1997.

(d)  (1) Registrant's  Investment Advisory Agreement dated September 1, 2000,  incorporated by reference to Exhibit
     (d) to Post-Effective  Amendment No. 28 to Registrant's  Registration Statement on Form N-1A (Registration No.
     2-87336),  filed with the Securities and Exchange  Commission via EDGAR  (Accession No.  950116-01-500067)  on
     April 27, 2001.

(d)  (2) Registrant's  Sub-Advisory  Agreement dated June 4, 1999,  incorporated by reference to Exhibit (d)(2)
     to  Post-Effective  Amendment No. 23 to Registrant's  Registration  Statement on Form N-1A  (Registration  No.
     2-87336),  filed with the Securities and Exchange  Commission via EDGAR  (Accession No.  950116-00-001008)  on
     April 28, 2000.

(d)  (3) Amendment dated September 1, 2000 to Registrant's  Sub-Advisory  Agreement,  incorporated by reference to Post-Effective  Amendment No. 31 to Registrant's  Registration Statement on Form N-1A as filed on April 30,
     2002.

(d)  (4)  Form  of  Amendment  to   Registrant's   Sub-Advisory   Agreement,   incorporated   by  reference  to
     Post-Effective  Amendment  No. 31 to  Registrant's  Registration  Statement on Form N-1A as filed on April 30,
     2002.

(d)  (5) Form of Registrant's Fee Waiver  Agreement  between  Registrant and Investment  Company Capital Corp. dated
      May 1, 2002,  incorporated  by reference to  Post-Effective  Amendment  No. 29 to  Registrant's  Registration
      Statement filed with the Securities and Exchange Commission on May 1, 2002.

(e)  (1)  Distribution  Agreement  dated as of August  31,  1997  between  Registrant  and ICC  Distributors,  Inc.
     incorporated by reference to Exhibit (6)(a) to  Post-Effective  Amendment No. 21 to Registrant's  Registration
     Statement on Form N-1A  (Registration  No.  2-87336),  filed with the Securities  and Exchange  Commission via
     EDGAR (Accession No. 950116-98-000501) on February 27, 1998.

(e)  (2) Amended  Appendix A dated February 16, 2000 to Registrant's  Distribution  Agreement,  incorporated by reference  to  Post-Effective  Amendment  No.  29  to  Registrant's  Registration  Statement  filed  with  the
     Securities and Exchange Commission on May 1, 2002.

(f)  (e)(3)   Distribution   Agreement   dated  as  of  August  19,  2002  between   Registrant  and  Scudder
     Distributors, Inc., to be filed by amendment.

(f)  None.



(g)  Custodian  Agreement  between  Registrant  and  Bankers  Trust  Company  dated June 5, 1998,  incorporated  by reference to Exhibit  (g)(1) to  Post-Effective  Amendment No. 22 to  Registrant's  Registration  Statement on
     Form N-1A  (Registration  No. 2-87336) filed with the Securities and Exchange  Commission via EDGAR (Accession
     No. 95016-99-000307) on February 26, 1999.

(h)  (1) Group Purchase Plan Application  incorporated by reference to Exhibit (9) to Post-Effective  Amendment No.
     19 to Registrant's  Registration Statement on Form N-1A (Registration No. 2-87336),  filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(h)  (2) Registrant's  Securities  Lending  Agreement  between  Registrant and Deutsche Bank AG dated September 25,
     2001,  incorporated by reference to  Post-Effective  Amendment No. 29 to Registrant's  Registration  Statement
     filed with the Securities and Exchange Commission on May 1, 2002.

(h)  (3) Registrant'  Subscription  Agreement among  Registrant,  Deutsche Bank AG and ICC Distributors  Inc. dated
     September  25,  2001,   incorporated  by  reference  to  Post-Effective   Amendment  No.  29  to  Registrant's
     Registration Statement filed with the Securities and Exchange Commission on May 1, 2002.

(h)  (4) Registrant's  License Agreement  between  Registrant and Deutsche Banc Alex. Brown LLC dated September
     1,2000 as amended  through May 1, 2001,  incorporated  by  reference  to  Post-Effective  Amendment  No. 29 to
     Registrant's Registration Statement filed with the Securities and Exchange Commission on May 1, 2002.

(h)  (5)  Registrant's  Master  Services  Agreement  dated  September  1, 2000 as amended  through  March 28,  2001 incorporated by reference to Exhibit (g)(2) to  Post-Effective  Amendment No. 28 to Registrant's  Registration
     Statement on Form N-1A  (Registration  No.  2-87336)  filed with the  Securities  and Exchange  Commission via
     EDGAR (Accession No. 950116-01-50067) on April 27, 2001.

(h)  (6) Appendix I dated July 6, 2001 to Master Services  Agreement  dated September 1, 2000,  incorporated by reference  to  Post-Effective  Amendment  No.  29  to  Registrant's  Registration  Statement  filed  with  the
     Securities and Exchange Commission on May 1, 2002.

(h) (7)  Amendment  No. 1 made as of July 24,  2002 and  amended as of  September  3, 2002 to  Registrant's  Master
     Services Agreement dated September 1, 2000, to be filed by amendment.

(i)  Opinion of Counsel, to be filed by amendment.

(j)  (1) Consent of PricewaterhouseCoopers LLP, to be filed by amendment.

(j)  (2)  Consents  to being named as Director  incorporated  by  reference  to Exhibit  (11)(b) to  Post-Effective
     Amendment No. 19 to Registrant's  Registration  Statement on Form N-1A (Registration No. 2-87336),  filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(k)  None.

(l)  Subscription   Agreement  re:  initial  $100,000   capital   incorporated  by  reference  to  Exhibit  (13)  to
     Post-Effective  Amendment  No.  19 to  Registrant's  Registration  Statement  on Form  N-1A  (Registration  No.
     2-87336),  filed with the Securities  and Exchange  Commission via EDGAR  (Accession No.  950116-96-000068)  on
     February 8, 1996.



(m)  (1)  Distribution  Plan  incorporated  by reference to Exhibit (15)(a) to  Post-Effective  Amendment No. 19 to
     Registrant's  Registration  Statement on Form N-1A  (Registration No. 2-87336),  filed with the Securities and
     Exchange Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(m)  (2) Distribution  Plan with respect to the Flag Investors  Telephone  Income Fund Class B Shares  incorporated by reference to Exhibit (15)(c) to Post-Effective  Amendment No. 19 to Registrant's  Registration Statement on
     Form N-1A (Registration No. 2-87336),  filed with the Securities and Exchange  Commission via EDGAR (Accession
     No. 950116-96-000068) on February 8, 1996.

(m)  (3) Amended  Distribution  Plan (Flag Investors  Class A Shares)  incorporated by reference to Exhibit (15)(d)
     to  Post-Effective  Amendment No. 21 to Registrant's  Registration  Statement on Form N-1A  (Registration  No.
     2-87336),  filed with the Securities and Exchange  Commission via EDGAR  (Accession No.  950116-98-000501)  on
     February 27, 1998.

(m)  (4) Amended  Distribution  Plan (Flag Investors  Class B Shares)  incorporated by reference to Exhibit (15)(e)
     to  Post-Effective  Amendment No. 21 to Registrant's  Registration  Statement on Form N-1A  (Registration  No.
     2-87336),  filed with the Securities and Exchange  Commission via EDGAR  (Accession No.  950116-98-000501)  on
     February 27, 1998.

(m)  (5)  Distribution  Plan (Flag  Investors  Class C Shares)  incorporated  by  reference  to  Exhibit  (m)(5) to
     Post-Effective  Amendment  No. 22 on Form N-1A  (Registration  No.  2-87336)  filed  with the  Securities  and
     Exchange Commission via EDGAR (Accession No. 950116-99-000307) on February 26, 1999.

(n)  (1) Rule 18f-3 Plan  incorporated  by  reference  to Exhibit  (18)(a) to  Post-Effective  Amendment  No. 19 to
     Registrant's  Registration  Statement on Form N-1A  (Registration No. 2-87336),  filed with the Securities and
     Exchange Commission via EDGAR (Accession No. 950116-96-000068) on February 8, 1996.

(n)  (2) Amended Rule 18f-3 Plan, as amended  through March 26, 1997  incorporated  by reference to Exhibit (18)(b)
     to  Post-Effective  Amendment No. 20 to Registrant's  Registration  Statement on Form N-1A  (Registration  No.
     2-87336),  filed with the Securities and Exchange  Commission via EDGAR  (Accession No.  950116-97-000792)  on
     April 28, 1997.

(n)  (3) Amended Rule 18f-3 Plan,  incorporated  by reference to Exhibit (o)(3) to  Post-Effective  Amendment 22 to
     Registrant's  Registration  Statement on Form N-1A  (Registration No. 2-87336),  filed with the Securities and
     Exchange Commission via EDGAR (Accession No. 950116-99-000307) on February 26, 1999.

(n)  (4) Rule 18f-3 Plan,  as amended  through June 26,  2001,  incorporated  by  reference  to  Post-Effective
     Amendment No. 29 to Registrant's  Registration  Statement filed with the Securities and Exchange Commission on
     May 1, 2002.

(p)  (1) Deutsche Asset  Management Code of Ethics,  incorporated by reference to Exhibit (p)(1) to  Post-Effective
     Amendment No. 28 to Registrant's  Registration  Statement on Form N-1A  (Registration  No. 2-87336) filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-01-500067) on April 27, 2001.

(p)  (2) Alex.  Brown  Investment  Management  Code of Ethics,  as amended  through  April  2002,  incorporated  by reference  to  Post-Effective  Amendment  No.  29  to  Registrant's  Registration  Statement  filed  with  the
     Securities and Exchange Commission on May 1, 2002.



(p)  (3) Flag Funds  Consolidated  Code of Ethics  dated  June 1,  2000,  as amended  through  September  25,  2001, incorporated  by reference to  Post-Effective  Amendment No. 29 to Registrant's  Registration  Statement filed with the Securities and Exchange Commission on May 1, 2002.

(p)  (4)  Deutsche Asset Management, Inc. Code of Ethics dated September 3, 2002, to be filed by amendment.

(q)  (1)       Power of Attorney, filed herein.

Item 24. Persons Controlled by or under Common Control with Registrant.
     None.

Item 25. Indemnification.

Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

 Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor.

During the last two fiscal years, no director or officer of Investment Company Capital Corp. ("ICCC") the Fund's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

During the last two fiscal years, no director or officer of Deutsche Asset Management Inc. (DeAM"), the Fund's investment sub-advisor, has engaged in any other business, profession, vocation, or employment of a substantial nature other than that of the business of investment management and through affiliates, investment banking.

Item 27. Principal Underwriters.

(a) Scudder Distributors, Inc. acts as principal underwriter and acts as principal underwriter for certain other funds managed by Deutsche Investment Management Americas Inc.

         Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant is set forth below:


                        (1)                             (2)                               (3)
         Scudder Distributors, Inc.
         Name and Principal               Positions and Offices with            Positions and
         Business Address                 Scudder Distributors, Inc.            Offices with Registrant
         ----------------                 --------------------------            -----------------------

         Thomas F. Eggers                 Chairman and Director                 None
         345 Park Avenue
         New York, NY 10154

         Jonathan R. Baum                 Chief Executive Officer, President    None
         345 Park Avenue                  and Director
         New York, NY 10154

         William F. Glavin                Vice President and Director           Trustee and President
         Two International Place
         Boston, MA  02110-4103

         John W. Edwards, Jr.             Chief Financial Officer and Treasurer None
         60 Wall St.
         New York, NY  10005

         C. Perry Moore                   Chief Operating Officer and Vice      None
         222 South Riverside Plaza        President
         Chicago, IL  60606

         Caroline Pearson                 Secretary                             Assistant Secretary
         Two International Place
         Boston, MA  02110-4103



                        (1)                             (2)                               (3)
         Scudder Distributors, Inc.
         Name and Principal               Positions and Offices with            Positions and
         Business Address                 Scudder Distributors, Inc.            Offices with Registrant
         ----------------                 --------------------------            -----------------------

         Linda J. Wondrack                Vice President and Chief Compliance   None
         Two International Place          Officer
         Boston, MA  02110-4103

         Scott B. David                   Vice President                        None
         Two International Place
         Boston, MA  02110-4103

         David Edlin                      Vice President                        None
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert Froelich                  Vice President                        None
         222 South Riverside Plaza
         Chicago, IL  60606

         Michael L. Gallagher             Vice President                        None
         222 South Riverside Plaza
         Chicago, IL  60606

         M. Patrick Donovan               Vice President                        None
         Two International Place
         Boston, MA  02110-4103

         Kenneth P. Murphy                Vice President                        Vice President
         Two International Place
         Boston, MA  02110-4103

         Philip J. Collora                Assistant Secretary                   None
         222 South Riverside Plaza
         Chicago, IL  60606


(c)         Not applicable

Item 28. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Deutsche Asset Management                               One South Street
                                                        Baltimore, MD 21202

Deutsche Asset Management, Inc.                         280 Park Avenue
                                                        New York, NY 10017

Alex. Brown Investment Management                    One South Street
                                                     Baltimore, MD 21202

Scudder Distributors, Inc. (Distributor)             222 South Riverside Plaza
                                                     Chicago, IL 60606

Investment Company Capital Corp.                     One South Street
(Transfer Agent, Administrator)                      Baltimore, MD 21202

Deutsche Bank Trust Company Americas                 c/o BTNY Services, Inc.
(Custodian)                                          100 Plaza One
                                                     Jersey City, NJ 07311


Item 29. Management Services.

Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

See Exhibit (h)(5).

Item 30. Undertakings.


         Not Applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 21st day of February, 2003.


                                      Flag Investors Communications Fund, Inc.
                                 By:
                                      /s/ William F. Glavin, Jr.
                                      ------------------------------------------
                                      William F. Glavin, Jr.
                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 21, 2003 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ William F. Glavin, Jr.
--------------------------------------
William F. Glavin, Jr.                      President                                    February 21, 2003

/s/ Richard R. Burt
--------------------------------------
Richard R. Burt *                           Trustee                                      February 21, 2003

/s/ S. Leland Dill
--------------------------------------
S. Leland Dill *                            Trustee                                      February 21, 2003

/s/ Martin J. Gruber
--------------------------------------
Martin J. Gruber *                          Trustee                                      February 21, 2003

/s/ Richard J. Herring
--------------------------------------
Richard J. Herring *                        Trustee                                      February 21, 2003

/s/ Joseph R. Hardiman
--------------------------------------
Joseph R. Hardiman *                        Trustee                                      February 21, 2003

/s/ Graham E. Jones
--------------------------------------
Graham E. Jones *                           Trustee                                      February 21, 2003

/s/ Rebecca W. Rimel
--------------------------------------
Rebecca W. Rimel *                          Trustee                                      February 21, 2003

/s/ Philip Saunders, Jr.
--------------------------------------
Philip Saunders, Jr *                       Trustee                                          February 21, 2003

/s/ William N. Searcy
--------------------------------------
William N. Searcy *                         Trustee                                          February 21, 2003

/s/ Robert H. Wadsworth
--------------------------------------
Robert H. Wadsworth *                       Trustee                                          February 21, 2003

/s /Richard T. Hale
--------------------------------------
Richard T. Hale *                           Trustee                                          February 21, 2003

/s/ Charles A. Rizzo
--------------------------------------
Charles A. Rizzo                            Treasurer (Chief Financial Officer)          February 21, 2003

                                        By:   /s/ Caroline Pearson
                                              ----------------------------------
                                              Caroline Pearson**
                                              Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney contained herein and incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, as filed on November 26, 2002.

                                                     1933 Act File No. 002-87336
                                                      1940 Act File No. 811-3883


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 32
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 34
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                    FLAG INVESTORS COMMUNICATIONS FUND, INC.

                    FLAG INVESTORS COMMUNICATIONS FUND, INC.

                                  Exhibit Index
                                     (q)(1)